UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24018
Victory Variable Insurance Funds II
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Bond VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$122,311,784%
Total number of portfolio holdings	735^^
Portfolio turnover rate	17%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.6%
U.S. Government and Agency Obligations	36.1%
Asset Backed Securities	9.5%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.6%
Affiliated Closed-End Fund∞	3.1%
Mutual Funds	0.5%
Foreign Government Bonds	0.4%
Insurance-Linked Securities	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33880-SAR-0825
Victory Capital Management

Victory Pioneer Bond VCT Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$37	0.72%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$122,311,784%
Total number of portfolio holdings	735^^
Portfolio turnover rate	17%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.6%
U.S. Government and Agency Obligations	36.1%
Asset Backed Securities	9.5%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.6%
Affiliated Closed-End Fund∞	3.1%
Mutual Funds	0.5%
Foreign Government Bonds	0.4%
Insurance-Linked Securities	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33881-SAR-0825
Victory Capital Management

Victory Pioneer Select Mid Cap Growth
VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) (successor to Pioneer Select Mid Cap Growth VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.86%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$103,744,387%
Total number of portfolio holdings	76^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.7%
Industrials	18.5%
Consumer Discretionary	17.4%
Health Care	12.1%
Financials	10.7%
Energy	5.0%
Communication Services	4.4%
Utilities	2.8%
Consumer Staples	1.6%
Basic Materials	0.9%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33882-SAR-0825
Victory Capital Management

Victory Pioneer Mid Cap Value VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$100,563,983%
Total number of portfolio holdings	63^^
Portfolio turnover rate	6%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	25.2%
Industrials	13.8%
Consumer Discretionary	10.2%
Energy	8.6%
Utilities	8.0%
Consumer Staples	7.6%
Real Estate	7.3%
Information Technology	7.2%
Health Care	5.0%
Communication Services	3.8%
Basic Materials	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33883-SAR-0825
Victory Capital Management

Victory Pioneer Mid Cap Value VCT Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	1.01%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$100,563,983%
Total number of portfolio holdings	63^^
Portfolio turnover rate	6%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	25.2%
Industrials	13.8%
Consumer Discretionary	10.2%
Energy	8.6%
Utilities	8.0%
Consumer Staples	7.6%
Real Estate	7.3%
Information Technology	7.2%
Health Care	5.0%
Communication Services	3.8%
Basic Materials	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33884-SAR-0825
Victory Capital Management

Victory Pioneer Equity Income VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$75,543,328%
Total number of portfolio holdings	57^^
Portfolio turnover rate	28%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	28.6%
Industrials	13.8%
Health Care	9.9%
Energy	8.9%
Consumer Discretionary	8.6%
Information Technology	8.6%
Communication Services	7.3%
Consumer Staples	7.3%
Basic Materials	3.2%
Utilities	2.9%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33885-SAR-0825
Victory Capital Management

Victory Pioneer Equity Income VCT Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$53	1.04%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$75,543,328%
Total number of portfolio holdings	57^^
Portfolio turnover rate	28%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	28.6%
Industrials	13.8%
Health Care	9.9%
Energy	8.9%
Consumer Discretionary	8.6%
Information Technology	8.6%
Communication Services	7.3%
Consumer Staples	7.3%
Basic Materials	3.2%
Utilities	2.9%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33886-SAR-0825
Victory Capital Management

Victory Pioneer Fund VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$155,611,223%
Total number of portfolio holdings	45^^
Portfolio turnover rate	39%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.2%
Industrials	17.0%
Financials	15.1%
Basic Materials	10.8%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.7%
Energy	2.7%
Consumer Staples	2.0%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33887-SAR-0825
Victory Capital Management

Victory Pioneer Fund VCT Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	0.99%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$155,611,223%
Total number of portfolio holdings	45^^
Portfolio turnover rate	39%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.2%
Industrials	17.0%
Financials	15.1%
Basic Materials	10.8%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.7%
Energy	2.7%
Consumer Staples	2.0%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33888-SAR-0825
Victory Capital Management

Victory Pioneer High Yield VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$27,791,170%
Total number of portfolio holdings	204^^
Portfolio turnover rate	23%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	2.8%
Senior Secured Floating Rate Loan Interests	2.6%
Common Stock	0.4%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.

Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33889-SAR-0825
Victory Capital Management

Victory Pioneer High Yield VCT Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.15%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$27,791,170%
Total number of portfolio holdings	204^^
Portfolio turnover rate	23%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	2.8%
Senior Secured Floating Rate Loan Interests	2.6%
Common Stock	0.4%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.

Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33890-SAR-0825
Victory Capital Management

Victory Pioneer Strategic Income VCT Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$29,627,252%
Total number of portfolio holdings	377^^
Portfolio turnover rate	30%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.7%
U.S. Government and Agency Obligations	36.5%
Collateralized Mortgage Obligations	8.0%
Commercial Mortgage-Backed Securities	6.4%
Affiliated Closed-End Fund∞	4.1%
Asset Backed Securities	3.8%
Foreign Government Bonds	3.1%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33891-SAR-0825
Victory Capital Management

Victory Pioneer Strategic Income VCT Portfolio
Class II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.00%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$29,627,252%
Total number of portfolio holdings	377^^
Portfolio turnover rate	30%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.7%
U.S. Government and Agency Obligations	36.5%
Collateralized Mortgage Obligations	8.0%
Commercial Mortgage-Backed Securities	6.4%
Affiliated Closed-End Fund∞	4.1%
Asset Backed Securities	3.8%
Foreign Government Bonds	3.1%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Portfolio. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33892-SAR-0825
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Variable Insurance Funds II
Victory Pioneer Bond

VCT Portfolio*
(successor to Pioneer Bond VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Bond VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Bond VCT Portfolio
Schedule of Investments	2
Financial Statements	24
Notes to Financial Statements	29
Additional Information	41
Approval of Investment Advisory Agreement	42
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.2%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Chemicals-Specialty — 0.0%†
45,396	Mativ Holdings, Inc., Term B Loan, 8.191% (Term SOFR + 375 bps), 4/20/28	$ 45,226
	Total Chemicals-Specialty	$45,226
	Computer Services — 0.1%
94,417	Amentum Holdings, Inc., Initial Term Loan, 6.577% (Term SOFR + 225 bps), 9/29/31	$ 94,387
	Total Computer Services	$94,387
	Cruise Lines — 0.0%†
29,775	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	$ 29,738
	Total Cruise Lines	$29,738
	Medical-Wholesale Drug Distribution — 0.1%
59,617	Owens & Minor, Inc., Term B-1 Loan, 8.177% (Term SOFR + 375 bps), 3/29/29	$ 59,654
	Total Medical-Wholesale Drug Distribution	$59,654
	Total Senior Secured Floating Rate Loan Interests (Cost $228,124)	$229,005

	Asset Backed Securities — 9.8% of Net Assets
138,161	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	$ 137,954
45,772	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	45,893
15,628	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	15,641
46,179	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	46,202
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	102,182
170,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	171,305
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	304,660
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,912
210,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	214,458
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	125,389
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	100,643
110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	111,107
166,000	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	155,657
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.456% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	249,551
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	159,723
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	81,117
125,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	116,273
100,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	94,602
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	376,170
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	101,258
56,451	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	55,424
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	97,450
160,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	159,317
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,610
390,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	394,370
13,109(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,490
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	311,920
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	170,106
370,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	376,139
337,564(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	342,189

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
553,628(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	$ 558,811
288,712(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	291,861
138,884(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	140,710
312,194(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	305,012
300,632(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	293,586
69,959	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	69,730
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	145,561
470,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	476,727
100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	101,701
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	100,806
208,333(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	209,484
300,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27 (144A)	286,852
193,876(d)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	44,591
76,218	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	73,241
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,749
160,483	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	142,984
3,821	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	3,778
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	222,548
110,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	111,391
220,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	221,749
140,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	141,050
59,963	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	52,778
23,377	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	23,050
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	176,882
200,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	201,683
64,255	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	64,487
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.856% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	249,678
110,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	111,149
163,794(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	165,372
86,786	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	86,270
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	97,217
125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	121,621
150,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	154,860
340,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	343,542
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.193% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	248,782
72,050	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	67,822
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	170,238
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	103,164
250,980(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	254,147
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	108,742
89,286	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	88,746
250,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	254,636
	Total Asset Backed Securities (Cost $12,185,885)	$12,022,500

	Collateralized Mortgage Obligations—6.9% of Net Assets
102,628(b)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 91,196
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
450,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 342,240
100,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	94,240
100,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	95,585
100,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	94,693
180,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	137,798
400,000(b)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	344,800
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.305% (SOFR30A + 300 bps), 1/25/42 (144A)	86,939
90,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.256% (SOFR30A + 195 bps), 3/25/44 (144A)	90,729
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.005% (SOFR30A + 170 bps), 7/25/44 (144A)	100,366
98,399(c)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	99,321
200,000(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	150,629
150,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	109,913
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.255% (SOFR30A + 395 bps), 9/26/33 (144A)	205,109
10,189	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	10,631
144,266(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.132% (SOFR30A + 644 bps), 8/15/42	21,275
69,445(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	13,827
90,152(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	18,789
350,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	336,867
159,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.355% (SOFR30A + 105 bps), 10/25/44 (144A)	159,000
49,115(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.305% (SOFR30A + 100 bps), 10/25/44 (144A)	49,101
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	459,459
61,335(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,499
354,521(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	59,988
310,920(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 7.559% (1 Month Term SOFR + 324 bps), 1/20/50	4,457
271,174(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	272,351
165,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	116,741
291,730(b)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	236,365
93,752(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	92,721
100,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	96,693
387,116(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	316,166
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	71,922
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	71,357
263,786	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	253,894
218,917(b)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.97%, 10/25/49 (144A)	219,977
98,769(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.972%, 10/25/51 (144A)	82,125
215,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	152,307
275,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.513%, 7/25/52 (144A)	178,490
379,040(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	306,608
269,013(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.668%, 6/25/51 (144A)	220,333
39,772(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	37,599
130,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	127,576
311,265(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	249,524
176,840(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	148,551

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
80,998(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.005% (SOFR30A + 270 bps), 7/25/33 (144A)	$ 81,401
135,599(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.712%, 10/25/51 (144A)	112,178
279,693(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	226,246
400,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	282,066
57,076(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	54,221
173,988(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	159,900
1,614(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	1,596
150,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	98,282
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	141,919
335,147(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	291,807
162,474(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.705% (SOFR30A + 340 bps), 11/25/33 (144A)	164,268
28,045(b)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	27,633
100,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	70,488
345,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	224,502
	Total Collateralized Mortgage Obligations (Cost $9,694,237)	$8,377,258

	Commercial Mortgage-Backed Securities—6.8% of Net Assets
120,255(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.579% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 119,967
230,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.958% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	229,425
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.276% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	248,890
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.604% (SOFR30A + 230 bps), 1/15/37 (144A)	265,331
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.151% (SOFR30A + 285 bps), 1/20/37 (144A)	148,761
100,267(c)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	245,522
200,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	137,057
100,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.956%, 4/15/55	89,093
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.604% (SOFR30A + 230 bps), 2/15/37 (144A)	169,413
500,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	451,349
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	372,954
80,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.326% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	79,925
75,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.723% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	74,906
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.322% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	449,156
150,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.671% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	149,625
234,973	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	232,203
159,665	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	157,950
320,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.153% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	319,900
300,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.962% (1 Month Term SOFR + 166 bps), 9/18/42 (144A)	299,437
225,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.305% (SOFR30A + 400 bps), 11/25/51 (144A)	231,905
150,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	144,351
109,063(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.876% (SOFR30A + 256 bps), 10/25/28	104,107
100,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.53%, 2/25/52 (144A)	97,508
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.726% (SOFR30A + 241 bps), 6/25/26 (144A)	132,041
106,683(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.826% (SOFR30A + 251 bps), 7/25/29 (144A)	100,025
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
230,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.703% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	$ 229,425
596,204(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.614%, 10/16/58	20,309
250,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.526% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	248,438
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.226% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,446
200,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.853% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	200,125
100,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	100,835
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	314,404
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	236,563
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	248,030
1,600,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.199%, 6/15/51	6,150
223,293	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	213,924
250,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	236,003
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	61,965
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	223,693
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.254% (SOFR30A + 195 bps), 11/15/38 (144A)	343,061
176,732(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	179,760
157,011(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	157,842
134,826(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	136,133
	Total Commercial Mortgage-Backed Securities (Cost $8,752,114)	$8,331,907

	Corporate Bonds — 37.7% of Net Assets
	Aerospace & Defense — 0.6%
480,000	Boeing Co., 3.90%, 5/1/49	$ 343,775
95,000	Boeing Co., 7.008%, 5/1/64	104,343
235,000(f)	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	236,961
110,000	Northrop Grumman Corp., 5.25%, 7/15/35	112,240
	Total Aerospace & Defense	$797,319
	Agriculture — 0.4%
455,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 469,091
	Total Agriculture	$469,091
	Airlines — 0.5%
176,808	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 165,352
34,875	American Airlines Pass-Through Trust, 3.95%, 7/11/30	32,875
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	85,197
120,520	JetBlue Pass-Through Trust, 2.75%, 5/15/32	105,468
43,038	JetBlue Pass-Through Trust, 4.00%, 11/15/32	40,293
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	26,031
99,130	United Airlines Pass-Through Trust, 5.45%, 2/15/37	100,044
32,240	United Airlines Pass-Through Trust, 4.875%, 1/15/26	32,196
	Total Airlines	$587,456
	Auto Manufacturers — 4.2%
255,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 255,687
310,000	American Honda Finance Corp., 5.05%, 7/10/31	314,010

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
360,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	$ 363,105
420,000	Cummins, Inc., 5.30%, 5/9/35	426,482
125,000	Ford Motor Co., 6.10%, 8/19/32	124,824
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	176,048
410,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	407,885
200,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	194,691
200,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	203,100
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	211,128
216,000	General Motors Co., 6.60%, 4/1/36	228,767
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	87,339
220,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	221,167
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	401,399
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	299,865
160,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	163,436
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	306,099
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	121,681
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	292,412
150,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	152,176
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	201,459
	Total Auto Manufacturers	$5,152,760
	Auto Parts & Equipment — 0.1%
20,000	Magna International, Inc., 5.875%, 6/1/35	$ 20,526
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	150,454
	Total Auto Parts & Equipment	$170,980
	Banks — 9.1%
600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 527,604
270,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	277,063
600,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	538,373
375,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	330,510
205,000(b)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	208,308
255,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	236,387
295,000(b)(g)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	296,770
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	200,026
230,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	230,026
250,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	218,586
40,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	40,536
195,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	201,734
120,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	124,289
365,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	354,362
405,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	409,529
235,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	207,658
355,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	330,720
375,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	331,726
205,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	209,422
255,000(b)(g)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	255,964
105,000(b)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	107,583
435,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	363,920
335,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	391,818
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
125,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	$ 126,492
335,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	296,422
460,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	465,598
165,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	169,357
60,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	61,725
200,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	209,395
445,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	399,641
210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	203,284
55,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	55,618
375,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	389,809
200,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	202,053
200,000(b)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	212,113
415,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	362,073
200,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	214,790
350,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	348,194
240,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	238,612
200,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	211,548
595,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	505,025
95,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	97,455
	Total Banks	$11,162,118
	Building Materials — 0.2%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 205,058
	Total Building Materials	$205,058
	Chemicals — 0.4%
225,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 238,851
198,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	197,424
	Total Chemicals	$436,275
	Commercial Services — 0.6%
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 26,156
275,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	277,417
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	76,166
260,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	274,127
70,000	Verisk Analytics, Inc., 5.25%, 3/15/35	70,396
	Total Commercial Services	$724,262
	Cosmetics/Personal Care — 0.2%
200,000	L'Oreal S.A., 5.00%, 5/20/35 (144A)	$ 203,360
	Total Cosmetics/Personal Care	$203,360
	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 29,976
	Total Distribution/Wholesale	$29,976
	Diversified Financial Services — 2.4%
765,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 693,082
110,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	112,198
25,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	25,467
41,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	42,118
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	344,108

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
285,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	$ 241,687
90,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	91,624
295,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	302,677
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	25,269
165,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	170,079
170,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	176,576
125,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	127,682
404,000	OneMain Finance Corp., 4.00%, 9/15/30	372,784
55,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	56,047
55,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	56,276
107,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	103,860
	Total Diversified Financial Services	$2,941,534
	Electric — 2.1%
145,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 149,672
210,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	204,818
40,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	40,213
310,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	310,966
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	333,363
55,000	Entergy Texas, Inc., 5.25%, 4/15/35	55,449
160,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	164,085
163,980	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	155,813
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	135,159
70,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	70,824
220,000	Puget Energy, Inc., 4.10%, 6/15/30	212,503
55,000	Puget Energy, Inc., 4.224%, 3/15/32	51,761
290,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	274,994
80,000	Southern California Edison Co., 5.45%, 6/1/31	81,400
35,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	35,610
295,000	Virginia Electric and Power Co., 5.15%, 3/15/35	295,903
	Total Electric	$2,572,533
	Energy-Alternate Sources — 0.0%†
34,986	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,521
	Total Energy-Alternate Sources	$33,521
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 354,333
	Total Entertainment	$354,333
	Environmental Control — 0.1%
145,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 148,249
	Total Environmental Control	$148,249
	Food — 0.8%
120,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 114,004
57,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	49,901
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	405,631
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	189,646
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	181,676
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	21,128
	Total Food	$961,986
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.4%
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 394,914
135,856	Nakilat, Inc., 6.267%, 12/31/33 (144A)	141,970
	Total Gas	$536,884
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 112,016
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	130,940
	Total Hand & Machine Tools	$242,956
	Healthcare-Products — 0.7%
252,000(b)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 253,390
100,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	102,404
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	304,786
64,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	66,588
140,000	Stryker Corp., 5.20%, 2/10/35	142,664
	Total Healthcare-Products	$869,832
	Healthcare-Services — 0.3%
65,000	Elevance Health, Inc., 5.375%, 6/15/34	$ 66,437
165,000	HCA, Inc., 5.50%, 3/1/32	170,285
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	76,537
75,000	Humana, Inc., 5.375%, 4/15/31	76,720
	Total Healthcare-Services	$389,979
	Home Builders — 0.2%
195,000	Lennar Corp., 5.20%, 7/30/30	$ 198,667
	Total Home Builders	$198,667
	Insurance — 3.0%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 177,007
235,000	Brown & Brown, Inc., 5.65%, 6/11/34	241,384
35,000	CNO Financial Group, Inc., 6.45%, 6/15/34	36,706
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	439,004
25,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	25,195
255,000(b)(g)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	257,314
240,000(b)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 345 bps), 10/15/54 (144A)	216,981
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	277,601
130,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	129,038
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	506,643
450,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	449,128
145,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	147,745
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	365,871
355,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	305,768
86,000	Primerica, Inc., 2.80%, 11/19/31	76,098
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,272
	Total Insurance	$3,680,755
	Internet — 0.1%
110,000	Alphabet, Inc., 5.30%, 5/15/65	$ 107,706
	Total Internet	$107,706

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Iron & Steel — 0.1%
90,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 84,840
	Total Iron & Steel	$84,840
	Leisure Time — 0.1%
145,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	$ 147,795
	Total Leisure Time	$147,795
	Lodging — 0.6%
50,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 50,390
225,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	233,440
135,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	137,096
20,000	Las Vegas Sands Corp., 6.00%, 8/15/29	20,556
235,000	Marriott International, Inc., 5.50%, 4/15/37	235,039
	Total Lodging	$676,521
	Machinery-Diversified — 0.2%
205,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	$ 207,986
	Total Machinery-Diversified	$207,986
	Mining — 0.5%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 312,587
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	274,937
	Total Mining	$587,524
	Miscellaneous Manufacturing — 0.2%
205,000	Textron, Inc., 5.50%, 5/15/35	$ 208,187
	Total Miscellaneous Manufacturing	$208,187
	Multi-National — 0.2%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 209,520
	Total Multi-National	$209,520
	Oil & Gas — 2.4%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 571,505
450,000	APA Corp., 6.75%, 2/15/55 (144A)	425,075
430,000(b)(g)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	429,292
180,000	ConocoPhillips Co., 5.65%, 1/15/65	171,230
195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	186,777
80,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	78,228
290,000	Phillips 66 Co., 5.25%, 6/15/31	297,904
305,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	304,886
35,000	Valero Energy Corp., 5.15%, 2/15/30	35,692
312,000	Valero Energy Corp., 6.625%, 6/15/37	335,786
160,000	Woodside Finance, Ltd., 6.00%, 5/19/35	163,318
	Total Oil & Gas	$2,999,693
	Pharmaceuticals — 0.4%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 35,784
260,000	CVS Health Corp., 5.25%, 2/21/33	261,737
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	201,152
	Total Pharmaceuticals	$498,673
	Pipelines — 2.0%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 67,887
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
110,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 110,477
95,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	96,749
190,000	Enbridge, Inc., 5.55%, 6/20/35	193,157
105,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	107,871
105,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	109,094
160,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	178,139
40,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	40,596
225,000	MPLX LP, 5.50%, 6/1/34	225,915
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	204,896
150,000	ONEOK, Inc., 5.45%, 6/1/47	133,113
134,000	ONEOK, Inc., 5.60%, 4/1/44	122,231
70,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	72,222
117,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	121,464
60,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	62,318
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	49,022
80,000(f)	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	80,000
150,000(f)	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	150,000
89,000	Williams Cos., Inc., 7.75%, 6/15/31	101,336
250,000	Williams Cos., Inc., 7.50%, 1/15/31	282,860
	Total Pipelines	$2,509,347
	REITS — 1.0%
65,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 63,620
55,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	55,269
70,000	ERP Operating LP, 4.95%, 6/15/32	70,799
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	236,500
47,000	Highwoods Realty LP, 2.60%, 2/1/31	40,605
15,000	Highwoods Realty LP, 3.05%, 2/15/30	13,697
41,000	Highwoods Realty LP, 4.125%, 3/15/28	40,131
285,000	LXP Industrial Trust, 2.375%, 10/1/31	240,655
165,000	LXP Industrial Trust, 2.70%, 9/15/30	147,863
180,000	UDR, Inc., 4.40%, 1/26/29	179,954
115,000	Ventas Realty LP, 5.10%, 7/15/32	116,312
	Total REITS	$1,205,405
	Retail — 0.9%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 50,991
55,000	AutoNation, Inc., 2.40%, 8/1/31	47,326
245,000	AutoNation, Inc., 3.85%, 3/1/32	225,698
125,000	AutoNation, Inc., 4.75%, 6/1/30	124,287
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	348,278
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	331,006
	Total Retail	$1,127,586
	Savings & Loans — 0.3%
320,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 327,692
	Total Savings & Loans	$327,692
	Semiconductors — 1.4%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 29,520
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	393,770

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Semiconductors — (continued)
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 125,235
100,000	Broadcom, Inc., 4.30%, 11/15/32	97,000
105,000	Broadcom, Inc., 5.05%, 7/12/29	107,522
445,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	452,177
245,000	Micron Technology, Inc., 5.80%, 1/15/35	253,366
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	275,776
	Total Semiconductors	$1,734,366
	Software — 0.3%
65,000	Autodesk, Inc., 5.30%, 6/15/35	$ 66,116
110,000	Roper Technologies, Inc., 4.75%, 2/15/32	110,193
180,000	Roper Technologies, Inc., 4.90%, 10/15/34	177,509
	Total Software	$353,818
	Transportation — 0.2%
275,000	Union Pacific Corp., 5.10%, 2/20/35	$ 279,689
	Total Transportation	$279,689
	Total Corporate Bonds (Cost $47,192,467)	$46,136,232

	Insurance-Linked Securities — 0.4% of Net Assets#
	Event Linked Bonds — 0.4%
	Windstorm – Florida — 0.2%
250,000(a)	Merna Re II, 11.784%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	$ 249,750
	Windstorm – Texas — 0.2%
250,000(a)	Merna Re II, 11.824%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	$ 249,750
	Total Event Linked Bonds	$499,500
Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(h)(i)+	Lorenz Re 2019, 6/30/26	$ 185
	Total Reinsurance Sidecars	$185
	Total Insurance-Linked Securities (Cost $508,008)	$499,685

Principal Amount USD ($)
	Foreign Government Bonds — 0.4% of Net Assets
	Mexico — 0.2%
200,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 208,460
	Total Mexico	$208,460
	Peru — 0.2%
320,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 320,208
	Total Peru	$320,208
	Total Foreign Government Bonds (Cost $518,018)	$528,668

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 37.3% of Net Assets
1,167,254	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 962,387
82,305	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	65,182
82,529	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	69,553
44,351	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	37,636
781,734	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	653,937
102,015	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	84,596
42,893	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	36,103
8,036	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	7,879
12,993	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	11,784
62,486	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	56,648
21,609	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	19,559
71,836	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	64,204
53,404	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	47,446
64,543	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	57,046
91,420	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	80,526
8,793	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	8,687
15,534	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	14,604
68,581	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	63,469
343,789	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	318,914
7,753	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	7,152
82,102	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	74,492
274,572	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	247,691
45,431	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	43,849
62,910	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	60,686
14,183	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	13,418
10,281	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	9,659
9,338	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	9,476
2,440	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,480
7,346	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	7,566
144,689	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	147,190
86,181	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	86,757
71,870	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	72,372
142	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	145
1,279	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,327
2,490	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	2,595
2,091	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,174
354	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	368
182,040	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	186,569
74,726	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	76,615
73,974	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	76,061
92,854	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	95,760
470,868	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	479,188
181,233	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	184,698
183,375	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	187,023
198,315	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	203,005
600	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	621
368	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	383
1,684	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	1,741
452	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	470

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,596	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	$ 2,700
1,145	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,193
41,262	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	43,062
207,220	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	218,295
78,866	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	82,301
25,845	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	26,830
77,803	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	80,822
157,576	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	164,379
114,321	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	118,124
134,773	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	139,778
185,911	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	192,018
167,165	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	172,657
77,690	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	80,453
65,802	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	68,610
87,155	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	90,491
89,925	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	93,590
77,718	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	80,533
276	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	291
507	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	535
29,688	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,390
176,906	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	186,846
308	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	311
200,000	Federal National Mortgage Association, 1.500%, 7/15/40 (TBA)	177,688
1,262,940	Federal National Mortgage Association, 1.500%, 3/1/42	1,039,350
200,000	Federal National Mortgage Association, 2.000%, 7/15/40 (TBA)	182,711
503,376	Federal National Mortgage Association, 2.000%, 12/1/41	433,311
87,745	Federal National Mortgage Association, 2.000%, 2/1/42	75,449
388,625	Federal National Mortgage Association, 2.000%, 4/1/42	332,716
266,017	Federal National Mortgage Association, 2.000%, 11/1/51	214,939
73,238	Federal National Mortgage Association, 2.000%, 11/1/51	58,744
243,884	Federal National Mortgage Association, 2.000%, 3/1/52	193,148
591,563	Federal National Mortgage Association, 2.000%, 10/1/52	468,869
1,700,000	Federal National Mortgage Association, 2.000%, 7/1/55 (TBA)	1,345,359
5,384	Federal National Mortgage Association, 2.500%, 7/1/30	5,207
4,356	Federal National Mortgage Association, 2.500%, 7/1/30	4,213
8,342	Federal National Mortgage Association, 2.500%, 7/1/30	8,071
100,000	Federal National Mortgage Association, 2.500%, 7/15/40 (TBA)	93,346
27,029	Federal National Mortgage Association, 2.500%, 2/1/43	23,823
5,879	Federal National Mortgage Association, 2.500%, 2/1/43	5,139
4,884	Federal National Mortgage Association, 2.500%, 3/1/43	4,305
4,809	Federal National Mortgage Association, 2.500%, 8/1/43	4,199
14,007	Federal National Mortgage Association, 2.500%, 4/1/45	12,020
17,759	Federal National Mortgage Association, 2.500%, 4/1/45	15,196
7,898	Federal National Mortgage Association, 2.500%, 4/1/45	6,752
12,118	Federal National Mortgage Association, 2.500%, 4/1/45	10,384
5,999	Federal National Mortgage Association, 2.500%, 4/1/45	5,138
5,423	Federal National Mortgage Association, 2.500%, 4/1/45	4,769
17,051	Federal National Mortgage Association, 2.500%, 4/1/45	14,653
16,916	Federal National Mortgage Association, 2.500%, 8/1/45	14,460
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
268,807	Federal National Mortgage Association, 2.500%, 8/1/50	$ 228,305
688,295	Federal National Mortgage Association, 2.500%, 5/1/51	581,632
373,103	Federal National Mortgage Association, 2.500%, 5/1/51	315,970
741,848	Federal National Mortgage Association, 2.500%, 11/1/51	627,282
186,201	Federal National Mortgage Association, 2.500%, 12/1/51	156,642
1,533,405	Federal National Mortgage Association, 2.500%, 1/1/52	1,287,217
74,236	Federal National Mortgage Association, 2.500%, 2/1/52	62,597
95,428	Federal National Mortgage Association, 2.500%, 3/1/52	79,166
344,692	Federal National Mortgage Association, 2.500%, 4/1/52	291,432
2,883	Federal National Mortgage Association, 3.000%, 3/1/29	2,826
19,254	Federal National Mortgage Association, 3.000%, 10/1/30	18,801
22,083	Federal National Mortgage Association, 3.000%, 8/1/45	19,742
90,838	Federal National Mortgage Association, 3.000%, 2/1/47	82,189
66,486	Federal National Mortgage Association, 3.000%, 3/1/47	59,731
69,016	Federal National Mortgage Association, 3.000%, 4/1/47	61,945
83,912	Federal National Mortgage Association, 3.000%, 8/1/50	74,486
341,970	Federal National Mortgage Association, 3.000%, 2/1/51	304,025
318,672	Federal National Mortgage Association, 3.000%, 11/1/51	280,213
359,100	Federal National Mortgage Association, 3.000%, 1/1/52	316,243
76,909	Federal National Mortgage Association, 3.000%, 2/1/52	67,714
488,448	Federal National Mortgage Association, 3.000%, 3/1/52	431,232
82,927	Federal National Mortgage Association, 3.000%, 5/1/52	72,910
400,000	Federal National Mortgage Association, 3.000%, 7/1/55 (TBA)	346,056
195,095	Federal National Mortgage Association, 3.000%, 2/1/57	164,570
4,186	Federal National Mortgage Association, 3.500%, 10/1/41	3,932
22,973	Federal National Mortgage Association, 3.500%, 9/1/45	21,322
60,912	Federal National Mortgage Association, 3.500%, 10/1/45	57,110
99,265	Federal National Mortgage Association, 3.500%, 1/1/48	91,713
106,429	Federal National Mortgage Association, 3.500%, 5/1/49	98,773
144,539	Federal National Mortgage Association, 3.500%, 3/1/52	132,112
348,909	Federal National Mortgage Association, 3.500%, 3/1/52	316,860
18,630	Federal National Mortgage Association, 3.500%, 4/1/52	16,876
84,786	Federal National Mortgage Association, 3.500%, 4/1/52	76,868
201,079	Federal National Mortgage Association, 3.500%, 5/1/52	182,447
700,000	Federal National Mortgage Association, 3.500%, 7/1/55 (TBA)	630,144
102,065	Federal National Mortgage Association, 3.500%, 8/1/58	91,696
72,991	Federal National Mortgage Association, 4.000%, 10/1/40	70,535
8,814	Federal National Mortgage Association, 4.000%, 12/1/40	8,519
131,465	Federal National Mortgage Association, 4.000%, 4/1/44	126,847
196,370	Federal National Mortgage Association, 4.000%, 7/1/51	184,426
53,179	Federal National Mortgage Association, 4.000%, 9/1/51	49,941
378,848	Federal National Mortgage Association, 4.000%, 10/1/52	352,568
300,000	Federal National Mortgage Association, 4.000%, 7/1/55 (TBA)	278,918
133,878	Federal National Mortgage Association, 4.500%, 9/1/43	133,573
76,273	Federal National Mortgage Association, 4.500%, 1/1/44	76,076
283,090	Federal National Mortgage Association, 4.500%, 9/1/52	271,371
15,625	Federal National Mortgage Association, 5.000%, 5/1/31	15,842
400,000	Federal National Mortgage Association, 5.000%, 7/15/40 (TBA)	402,874
2,477	Federal National Mortgage Association, 5.000%, 12/1/44	2,508

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
229,964	Federal National Mortgage Association, 5.000%, 8/1/52	$ 227,875
86,516	Federal National Mortgage Association, 5.000%, 4/1/53	85,664
400,000	Federal National Mortgage Association, 5.000%, 7/1/55 (TBA)	391,960
2,062	Federal National Mortgage Association, 5.500%, 9/1/33	2,112
2,283	Federal National Mortgage Association, 5.500%, 12/1/34	2,342
6,993	Federal National Mortgage Association, 5.500%, 10/1/35	7,183
400,000	Federal National Mortgage Association, 5.500%, 7/1/40 (TBA)	407,249
159,978	Federal National Mortgage Association, 5.500%, 4/1/50	163,369
222,122	Federal National Mortgage Association, 5.500%, 4/1/50	225,870
73,052	Federal National Mortgage Association, 5.500%, 4/1/53	73,590
80,677	Federal National Mortgage Association, 5.500%, 4/1/53	81,203
88,687	Federal National Mortgage Association, 5.500%, 4/1/53	89,087
82,480	Federal National Mortgage Association, 5.500%, 4/1/53	83,400
74,890	Federal National Mortgage Association, 5.500%, 7/1/53	75,306
400,000	Federal National Mortgage Association, 5.500%, 7/1/55 (TBA)	399,909
766	Federal National Mortgage Association, 6.000%, 9/1/29	781
383	Federal National Mortgage Association, 6.000%, 10/1/32	394
1,488	Federal National Mortgage Association, 6.000%, 11/1/32	1,525
5,201	Federal National Mortgage Association, 6.000%, 4/1/33	5,308
1,947	Federal National Mortgage Association, 6.000%, 5/1/33	1,978
2,873	Federal National Mortgage Association, 6.000%, 6/1/33	2,919
5,633	Federal National Mortgage Association, 6.000%, 7/1/34	5,849
342	Federal National Mortgage Association, 6.000%, 9/1/34	352
375	Federal National Mortgage Association, 6.000%, 7/1/38	385
93,211	Federal National Mortgage Association, 6.000%, 1/1/53	96,071
25,309	Federal National Mortgage Association, 6.000%, 1/1/53	25,936
80,286	Federal National Mortgage Association, 6.000%, 4/1/53	82,149
158,138	Federal National Mortgage Association, 6.000%, 5/1/53	163,573
74,734	Federal National Mortgage Association, 6.000%, 5/1/53	77,411
148,892	Federal National Mortgage Association, 6.000%, 6/1/53	153,942
80,880	Federal National Mortgage Association, 6.000%, 7/1/53	82,513
64,547	Federal National Mortgage Association, 6.000%, 7/1/53	65,960
68,767	Federal National Mortgage Association, 6.000%, 7/1/53	70,454
58,893	Federal National Mortgage Association, 6.000%, 7/1/53	60,109
176,463	Federal National Mortgage Association, 6.000%, 8/1/53	181,102
643,575	Federal National Mortgage Association, 6.000%, 9/1/53	654,922
87,404	Federal National Mortgage Association, 6.000%, 8/1/54	89,007
1,500,000	Federal National Mortgage Association, 6.000%, 7/1/55 (TBA)	1,524,184
133	Federal National Mortgage Association, 6.500%, 4/1/29	138
361	Federal National Mortgage Association, 6.500%, 2/1/32	379
1,055	Federal National Mortgage Association, 6.500%, 3/1/32	1,096
1,808	Federal National Mortgage Association, 6.500%, 4/1/32	1,868
802	Federal National Mortgage Association, 6.500%, 8/1/32	829
599	Federal National Mortgage Association, 6.500%, 8/1/32	619
9,356	Federal National Mortgage Association, 6.500%, 7/1/34	9,744
143,978	Federal National Mortgage Association, 6.500%, 3/1/53	150,325
61,353	Federal National Mortgage Association, 6.500%, 8/1/53	63,999
75,967	Federal National Mortgage Association, 6.500%, 8/1/53	79,302
50,339	Federal National Mortgage Association, 6.500%, 8/1/53	52,305
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,408	Federal National Mortgage Association, 6.500%, 8/1/53	$ 41,081
220,088	Federal National Mortgage Association, 6.500%, 9/1/53	229,714
72,900	Federal National Mortgage Association, 6.500%, 9/1/53	76,080
80,025	Federal National Mortgage Association, 6.500%, 3/1/54	82,941
91,857	Federal National Mortgage Association, 6.500%, 6/1/54	95,093
137,881	Federal National Mortgage Association, 6.500%, 7/1/54	142,496
156,574	Federal National Mortgage Association, 6.500%, 7/1/54	161,735
119,139	Federal National Mortgage Association, 6.500%, 7/1/54	123,376
78,570	Federal National Mortgage Association, 6.500%, 7/1/54	81,385
89,838	Federal National Mortgage Association, 6.500%, 8/1/54	92,799
185,751	Federal National Mortgage Association, 6.500%, 8/1/54	191,853
91,090	Federal National Mortgage Association, 6.500%, 8/1/54	94,329
1,600,000	Federal National Mortgage Association, 6.500%, 7/1/55 (TBA)	1,651,963
237	Federal National Mortgage Association, 7.000%, 11/1/29	250
236	Federal National Mortgage Association, 7.000%, 7/1/31	249
602	Federal National Mortgage Association, 7.000%, 1/1/32	634
136	Federal National Mortgage Association, 7.500%, 2/1/31	141
1,021	Federal National Mortgage Association, 8.000%, 10/1/30	1,068
800,000	Government National Mortgage Association, 2.000%, 7/15/55 (TBA)	651,360
900,000	Government National Mortgage Association, 2.500%, 7/15/55 (TBA)	764,495
500,000	Government National Mortgage Association, 3.000%, 7/15/55 (TBA)	442,180
300,000	Government National Mortgage Association, 4.500%, 7/15/55 (TBA)	287,117
600,000	Government National Mortgage Association, 5.000%, 7/15/55 (TBA)	589,288
600,000	Government National Mortgage Association, 5.500%, 7/15/55 (TBA)	600,787
700,000	Government National Mortgage Association, 6.000%, 7/15/55 (TBA)	710,225
300,000	Government National Mortgage Association, 6.500%, 7/15/55 (TBA)	307,959
71,288	Government National Mortgage Association I, 3.500%, 11/15/41	66,722
24,348	Government National Mortgage Association I, 3.500%, 8/15/42	22,698
8,895	Government National Mortgage Association I, 3.500%, 10/15/42	8,292
27,863	Government National Mortgage Association I, 3.500%, 1/15/45	25,974
18,939	Government National Mortgage Association I, 3.500%, 8/15/46	17,584
41,537	Government National Mortgage Association I, 4.000%, 8/15/43	40,045
56,879	Government National Mortgage Association I, 4.000%, 3/15/44	54,017
9,098	Government National Mortgage Association I, 4.000%, 9/15/44	8,666
21,034	Government National Mortgage Association I, 4.000%, 4/15/45	20,036
30,181	Government National Mortgage Association I, 4.000%, 6/15/45	28,736
3,104	Government National Mortgage Association I, 4.000%, 7/15/45	2,934
5,591	Government National Mortgage Association I, 4.000%, 8/15/45	5,290
18,808	Government National Mortgage Association I, 4.500%, 5/15/39	18,489
538	Government National Mortgage Association I, 4.500%, 8/15/41	525
2,779	Government National Mortgage Association I, 5.500%, 3/15/33	2,867
3,263	Government National Mortgage Association I, 5.500%, 7/15/33	3,341
8,241	Government National Mortgage Association I, 5.500%, 8/15/33	8,431
4,424	Government National Mortgage Association I, 5.500%, 10/15/34	4,537
1,215	Government National Mortgage Association I, 6.000%, 4/15/28	1,241
720	Government National Mortgage Association I, 6.000%, 2/15/29	729
2,244	Government National Mortgage Association I, 6.000%, 9/15/32	2,338
884	Government National Mortgage Association I, 6.000%, 10/15/32	900
6,376	Government National Mortgage Association I, 6.000%, 11/15/32	6,659

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,463	Government National Mortgage Association I, 6.000%, 11/15/32	$ 3,551
1,945	Government National Mortgage Association I, 6.000%, 1/15/33	2,031
4,225	Government National Mortgage Association I, 6.000%, 12/15/33	4,388
2,671	Government National Mortgage Association I, 6.000%, 8/15/34	2,776
6,069	Government National Mortgage Association I, 6.000%, 8/15/34	6,281
75	Government National Mortgage Association I, 6.500%, 3/15/26	76
640	Government National Mortgage Association I, 6.500%, 6/15/28	654
1,963	Government National Mortgage Association I, 6.500%, 5/15/29	2,015
665	Government National Mortgage Association I, 6.500%, 5/15/29	682
5,705	Government National Mortgage Association I, 6.500%, 7/15/31	5,860
1,772	Government National Mortgage Association I, 6.500%, 9/15/31	1,852
3,513	Government National Mortgage Association I, 6.500%, 10/15/31	3,556
1,504	Government National Mortgage Association I, 6.500%, 12/15/31	1,530
634	Government National Mortgage Association I, 6.500%, 12/15/31	655
365	Government National Mortgage Association I, 6.500%, 4/15/32	377
221	Government National Mortgage Association I, 6.500%, 4/15/32	225
125	Government National Mortgage Association I, 6.500%, 6/15/32	126
818	Government National Mortgage Association I, 6.500%, 6/15/32	846
2,166	Government National Mortgage Association I, 6.500%, 7/15/32	2,214
5,068	Government National Mortgage Association I, 6.500%, 12/15/32	5,242
1,398	Government National Mortgage Association I, 7.000%, 7/15/26	1,397
197	Government National Mortgage Association I, 7.000%, 9/15/27	198
2,270	Government National Mortgage Association I, 7.000%, 2/15/28	2,269
962	Government National Mortgage Association I, 7.000%, 1/15/29	981
187	Government National Mortgage Association I, 7.000%, 7/15/29	188
412	Government National Mortgage Association I, 7.000%, 7/15/29	418
363	Government National Mortgage Association I, 7.000%, 12/15/30	365
174	Government National Mortgage Association I, 7.000%, 2/15/31	175
845	Government National Mortgage Association I, 7.000%, 8/15/31	878
742	Government National Mortgage Association I, 7.500%, 10/15/29	744
281,991	Government National Mortgage Association II, 2.000%, 7/20/51	229,691
391,514	Government National Mortgage Association II, 2.500%, 9/20/54	333,067
277,512	Government National Mortgage Association II, 3.000%, 6/20/52	245,555
1,928	Government National Mortgage Association II, 3.500%, 3/20/45	1,743
3,160	Government National Mortgage Association II, 3.500%, 4/20/45	2,902
11,721	Government National Mortgage Association II, 3.500%, 4/20/45	10,720
6,186	Government National Mortgage Association II, 3.500%, 4/20/45	5,652
27,293	Government National Mortgage Association II, 3.500%, 1/20/46	25,400
12,463	Government National Mortgage Association II, 3.500%, 3/20/46	11,491
50,815	Government National Mortgage Association II, 3.500%, 11/20/46	47,133
791,354	Government National Mortgage Association II, 3.500%, 12/20/54	720,767
6,308	Government National Mortgage Association II, 4.000%, 8/20/39	5,987
8,136	Government National Mortgage Association II, 4.000%, 7/20/42	7,780
102,480	Government National Mortgage Association II, 4.000%, 7/20/44	97,487
10,096	Government National Mortgage Association II, 4.000%, 9/20/44	9,596
10,669	Government National Mortgage Association II, 4.000%, 3/20/46	10,123
31,936	Government National Mortgage Association II, 4.000%, 10/20/46	30,233
23,531	Government National Mortgage Association II, 4.000%, 2/20/48	22,006
31,719	Government National Mortgage Association II, 4.000%, 4/20/48	29,663
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,012	Government National Mortgage Association II, 4.500%, 9/20/41	$ 2,989
16,422	Government National Mortgage Association II, 4.500%, 5/20/43	16,295
54,003	Government National Mortgage Association II, 4.500%, 1/20/44	52,935
38,627	Government National Mortgage Association II, 4.500%, 9/20/44	37,533
13,958	Government National Mortgage Association II, 4.500%, 10/20/44	13,648
26,819	Government National Mortgage Association II, 4.500%, 11/20/44	26,225
67,465	Government National Mortgage Association II, 4.500%, 2/20/48	65,859
102,445	Government National Mortgage Association II, 5.000%, 9/20/47	102,287
76,075	Government National Mortgage Association II, 5.500%, 9/20/52	76,896
3,293	Government National Mortgage Association II, 6.000%, 11/20/33	3,400
334	Government National Mortgage Association II, 6.500%, 8/20/28	343
625	Government National Mortgage Association II, 6.500%, 12/20/28	642
519	Government National Mortgage Association II, 6.500%, 9/20/31	545
85	Government National Mortgage Association II, 7.000%, 5/20/26	87
1,056	Government National Mortgage Association II, 7.000%, 2/20/29	1,091
279	Government National Mortgage Association II, 7.000%, 1/20/31	291
56	Government National Mortgage Association II, 7.500%, 8/20/27	57
0	Government National Mortgage Association II, 8.000%, 8/20/25	0
7,500,000(j)	U.S. Treasury Bills, 7/29/25	7,475,792
1,297,400	U.S. Treasury Bonds, 2.250%, 2/15/52	792,478
	Total U.S. Government and Agency Obligations (Cost $46,260,370)	$45,561,771

Shares
	SHORT TERM INVESTMENTS — 4.7% of Net Assets
	Open-End Fund — 4.7%
5,756,340(k)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 5,756,340
		$5,756,340
	TOTAL SHORT TERM INVESTMENTS (Cost $5,756,340)	$5,756,340
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.2% (Cost $131,095,563)	$127,443,366
		Net Realized Gain (Loss) for the period ended 6/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 6/30/25	Capital Gain Distributions for the period ended 6/30/25	Dividend Income for the period ended 6/30/25	Value
	Affiliated Issuers — 3.7%
	Mutual Funds — 0.5% of Net Assets
53,023(l)	Victory Pioneer CAT Bond Fund	$—	$15,906	$—	$—	$ 591,736
	Closed-End Fund — 3.2% of Net Assets
431,639(m)	Pioneer ILS Interval Fund	$—	$142,441	$—	$—	$ 3,996,976

	Total Investments in Affiliated Issuers — 3.7% (Cost $4,776,241)					$4,588,712

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	TBA Sales Commitments — (0.5)% of Net Assets
	U.S. Government and Agency Obligations — (0.5)%
(100,000)	Federal National Mortgage Association, 2.500%, 7/1/55 (TBA)	$ (82,897)
(100,000)	Federal National Mortgage Association, 4.500%, 7/1/55 (TBA)	(95,642)
(500,000)	Government National Mortgage Association, 3.500%, 7/15/55 (TBA)	(454,517)
	TOTAL TBA SALES COMMITMENTS (Proceeds $621,977)	$(633,056)

	OTHER ASSETS AND LIABILITIES — (7.4)%	$(9,087,238)
	net assets — 100.0%	$122,311,784

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $46,857,701, or 38.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2025.
(d)	Security is in default.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
(l)	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Victory Pioneer CAT Bond Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6.
(m)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1G).
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,608	$ 185
Merna Re II	4/14/2025	252,200	249,750
Merna Re II	4/14/2025	252,200	249,750
Total Restricted Securities			$499,685
% of Net assets			0.4%
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2	U.S. 2 Year Note (CBT)	9/30/25	$415,947	$416,047	$100
295	U.S. 5 Year Note (CBT)	9/30/25	31,835,221	32,155,000	319,779
42	U.S. 10 Year Note (CBT)	9/19/25	4,635,124	4,709,250	74,126
2	U.S. Long Bond (CBT)	9/19/25	227,232	230,937	3,705
29	U.S. Ultra Bond (CBT)	9/19/25	3,354,692	3,454,625	99,933
			$40,468,216	$40,965,859	$497,643
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
26	U.S. 10 Year Ultra Bond (CBT)	9/19/25	$(2,917,386)	$(2,970,906)	$(53,520)
TOTAL FUTURES CONTRACTS			$37,550,830	$37,994,953	$444,123
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
3,400,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(162,772)	$(97,762)	$(260,534)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(162,772)	$(97,762)	$(260,534)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the six months ended June 30, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$—	$184,418
Other Long-Term Securities	$18,924,527	$32,538,568
At June 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $141,333,053 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,904,769
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,492,440)
Net unrealized depreciation	$(9,587,671)

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$229,005	$—	$229,005
Asset Backed Securities	—	12,022,500	—	12,022,500
Collateralized Mortgage Obligations	—	8,377,258	—	8,377,258
Commercial Mortgage-Backed Securities	—	8,331,907	—*	8,331,907
Corporate Bonds	—	46,136,232	—	46,136,232
Insurance-Linked Securities
Reinsurance Sidecars	—	—	185	185
All Other Insurance-Linked Securities	—	499,500	—	499,500
Foreign Government Bonds	—	528,668	—	528,668
U.S. Government and Agency Obligations	—	45,561,771	—	45,561,771
Open-End Fund	5,756,340	—	—	5,756,340
Affiliated Closed-End Fund	—	3,996,976	—	3,996,976
Affiliated Mutual Funds	—	591,736	—	591,736
Total Investments in Securities	$5,756,340	$126,275,553	$185	$132,032,078
Liabilities
TBA Sales Commitments	$—	$(633,056)	$—	$(633,056)
Total Liabilities	$—	$(633,056)	$—	$(633,056)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$444,123	$—	$—	$444,123
Centrally cleared swap contracts^	—	(97,762)	—	(97,762)
Total Other Financial Instruments	$444,123	$(97,762)	$—	$346,361
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $131,095,563)	$127,443,366
Investments in affiliated issuers, at value (cost $4,776,241)	4,588,712
Cash	18,775
Futures collateral	1,412,457
Swaps collateral	408,452
Variation margin for futures contracts	75,822
Receivables —
Investment securities sold	1,251,153
Portfolio shares sold	108,688
Dividends	11,077
Interest	825,010
Due from the Adviser	1,782
Other assets	689
Total assets	$136,145,983
LIABILITIES:
Due to broker for futures	$75,822
Payables —
Investment securities purchased	12,557,128
Portfolio shares repurchased	186,814
Trustees’ fees	137
Interest expense	1,225
Variation margin for centrally cleared swap contracts	17,814
TBA sales commitments, at value	633,056
Swap contracts, at value (premium received $162,772)	260,534
Management fees	28,247
Administrative expenses	5,865
Distribution fees	11,587
Accrued expenses	55,970
Total liabilities	$13,834,199
NET ASSETS:
Paid-in capital	$143,237,356
Distributable earnings (loss)	(20,925,572)
Net assets	$122,311,784
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $21,764,712/2,259,910 shares)	$9.63
Class II* (based on $100,547,072/10,415,508 shares)	$9.65

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $(787))	$2,949,328
Dividends from unaffiliated issuers	41,251
Total Investment Income		$2,990,579
EXPENSES:
Management fees	$245,896
Administrative expenses	27,733
Distribution fees
Class II*	125,995
Custodian fees	605
Professional fees	36,249
Printing expense	8,131
Officers’ and Trustees’ fees	3,816
Insurance expense	1,300
Miscellaneous	1,442
Total expenses		$451,167
Less fees waived and expenses reimbursed by the Adviser		(38,632)
Net expenses		$412,535
Net investment income		$2,578,044
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(570,238)
TBA sales commitments	95,477
Futures contracts	254,908
Swap contracts	84,208	$(135,645)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$2,746,024
Investments in affiliated issuers	158,347
TBA sales commitments	(80,743)
Futures contracts	758,043
Swap contracts	(45,039)	$3,536,632
Net realized and unrealized gain (loss) on investments		$3,400,987
Net increase in net assets resulting from operations		$5,979,031

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$2,578,044	$6,035,968
Net realized gain (loss) on investments	(135,645)	(2,576,079)
Change in net unrealized appreciation (depreciation) on investments	3,536,632	371,106
Net increase in net assets resulting from operations	$5,979,031	$3,830,995
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($0.20 and $0.39 per share, respectively)	$(465,246)	$(922,620)
Class II* ($0.19 and $0.37 per share, respectively)	(1,992,046)	(4,242,177)
Tax return of capital:
Class I ($— and $0.03 per share, respectively)	$—	$(85,307)
Class II ($— and $0.03 per share, respectively)	—	(392,236)
Total distributions to shareholders	$(2,457,292)	$(5,642,340)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$13,110,283	$32,256,105
Reinvestment of distributions	2,457,292	5,641,963
Cost of shares repurchased	(26,149,047)	(40,231,742)
Net decrease in net assets resulting from Portfolio share transactions	$(10,581,472)	$(2,333,674)
Net decrease in net assets	$(7,059,733)	$(4,145,019)
NET ASSETS:
Beginning of period	$129,371,517	$133,516,536
End of period	$122,311,784	$129,371,517

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	516,232	$4,871,225	892,464	$8,465,904
Reinvestment of distributions	48,806	465,246	106,864	1,007,614
Less shares repurchased	(706,609)	(6,713,155)	(969,873)	(9,165,248)
Net increase (decrease)	(141,571)	$(1,376,684)	29,455	$308,270
Class II*
Shares sold	868,533	$8,239,058	2,501,336	$23,790,201
Reinvestment of distributions	208,493	1,992,046	490,387	4,634,349
Less shares repurchased	(2,049,325)	(19,435,892)	(3,269,684)	(31,066,494)
Net decrease	(972,299)	$(9,204,788)	(277,961)	$(2,641,944)

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$9.36	$9.49	$9.23	$11.27	$11.78	$11.17
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.21	0.45	0.41	0.28	0.24	0.30
Net realized and unrealized gain (loss) on investments	0.26	(0.16)	0.22	(1.87)	(0.20)	0.65
Net increase (decrease) from investment operations	$0.47	$0.29	$0.63	$(1.59)	$0.04	$0.95
Distributions to shareholders:
Net investment income	(0.20)	(0.39)	(0.37)	(0.22)	(0.25)	(0.34)
Net realized gain	—	—	—	(0.21)	(0.30)	—
Tax return of capital	—	(0.03)	—	(0.02)	—	—
Total distributions	$(0.20)	$(0.42)	$(0.37)	$(0.45)	$(0.55)	$(0.34)
Net increase (decrease) in net asset value	$0.27	$(0.13)	$0.26	$(2.04)	$(0.51)	$0.61
Net asset value, end of period	$9.63	$9.36	$9.49	$9.23	$11.27	$11.78
Total return(b)	5.03%(c)	3.15%	6.96%(d)	(14.19)%	0.38%	8.70%
Ratio of net expenses to average net assets	0.47%(e)	0.48%	0.55%	0.49%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets	4.40%(e)	4.80%	4.38%	2.85%	2.12%	2.68%
Portfolio turnover rate	17%(c)	53%	56%	65%	61%	59%
Net assets, end of period (in thousands)	$21,765	$22,488	$22,519	$24,063	$33,091	$47,089
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.53%(e)	0.53%	0.59%	0.52%	0.60%	0.62%
Net investment income (loss) to average net assets	4.34%(e)	4.75%	4.34%	2.82%	2.09%	2.65%

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than 0.005%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll*
Net asset value, beginning of period	$9.39	$9.51	$9.25	$11.30	$11.80	$11.19
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.20	0.43	0.39	0.26	0.21	0.28
Net realized and unrealized gain (loss) on investments	0.25	(0.15)	0.21	(1.88)	(0.19)	0.65
Net increase (decrease) from investment operations	$0.45	$0.28	$0.60	$(1.62)	$0.02	$0.93
Distributions to shareholders:
Net investment income	(0.19)	(0.37)	(0.34)	(0.20)	(0.22)	(0.32)
Net realized gain	—	—	—	(0.21)	(0.30)	—
Tax return of capital	—	(0.03)	—	(0.02)	—	—
Total distributions	$(0.19)	$(0.40)	$(0.34)	$(0.43)	$(0.52)	$(0.32)
Net increase (decrease) in net asset value	$0.26	$(0.12)	$0.26	$(2.05)	$(0.50)	$0.61
Net asset value, end of period	$9.65	$9.39	$9.51	$9.25	$11.30	$11.80
Total return(b)	4.78%(c)	3.01%	6.68%(d)	(14.45)%	0.22%	8.42%
Ratio of net expenses to average net assets	0.72%(e)	0.73%	0.80%	0.74%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets	4.15%(e)	4.54%	4.14%	2.61%	1.86%	2.43%
Portfolio turnover rate	17%(c)	53%	56%	65%	61%	59%
Net assets, end of period (in thousands)	$100,547	$106,883	$110,998	$118,138	$150,361	$140,599
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.78%(e)	0.78%	0.84%	0.77%	0.85%	0.87%
Net investment income (loss) to average net assets	4.09%(e)	4.49%	4.10%	2.58%	1.83%	2.40%

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Bond VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operations. The Portfolio seeks current income and total return.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1,2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 9). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
2024
Distributions paid from:
Ordinary income	$5,164,797
Tax return of capital	477,543
Total	$5,642,340
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Capital loss carryforward	$(17,259,382)
Other book/tax temporary differences	(64)
Net unrealized depreciation	(7,129,128)
Qualified late year loss deferral	(58,737)
Total	$(24,447,311)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax adjustments relating to tax deferral of losses on wash sales, premium and amortization, perpetual bond adjustments, and the mark to market of futures contracts and credit default swaps.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. For purposes of this policy, bonds include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers).
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s holdings with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
If an issuer or guarantor of a security held by the Portfolio, or a counterparty to a financial contract with the Portfolio, defaults on its obligation to pay principal and/or interest, has its credit rating downgraded, is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Portfolio may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Portfolio may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (with or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Portfolio’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Portfolio’s performance.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Portfolio at June 30, 2025 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance.
Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Portfolio’s investment adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Portfolio’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at June 30, 2025 is listed in the Schedule of Investments.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
I.	TBA Purchases and Sales Commitments
The Portfolio may enter into to-be-announced (TBA) purchases or sales commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Portfolio may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Portfolio has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers are made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Portfolio’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2025, no collateral was pledged by the Portfolio.
J.	Futures Contracts
The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended June 30, 2025 were $41,139,666 and $2,780,302, respectively. Open futures contracts outstanding at June 30, 2025 are listed in the Schedule of Investments.
K.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended June 30, 2025 was $5,013,333. Open credit default swap contracts at June 30, 2025 are listed in the Schedule of Investments.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.40% of the Portfolio’s average daily net assets. For the six months ended June 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.40% (annualized) of the Portfolio’s average daily net assets.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the six months ended June 30, 2025, the Adviser waived $36,513 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.48% and 0.73% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio’s Board of Trustees. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $28,247 in management fees payable to the Adviser at June 30, 2025.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,816 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $137 and a payable for administrative expenses of $5,865, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $11,587 in distribution fees payable to the Distributor at June 30, 2025.
6.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$444,123	$—	$—	$—	$—
Total Value	$444,123	$—	$—	$—	$—
Liabilities
Centrally cleared swap contracts†	$—	$97,762	$—	$—	$—
Total Value	$—	$97,762	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$254,908	$—	$—	$—	$—
Swap contracts	—	84,208	—	—	—
Total Value	$254,908	$84,208	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$758,043	$—	$—	$—	$—
Swap contracts	—	(45,039)	—	—	—
Total Value	$758,043	$(45,039)	$—	$—	$—
7.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of June 30, 2025, the Portfolio had no unfunded loan commitments outstanding.
8.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At June 30, 2025, the value of the Portfolio’s investment in afﬁliated issuers was $4,588,712, which represents 3.7% of the Portfolio’s net assets.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
Transactions in afﬁliated issuers by the Portfolio for the six months ended June 30, 2025 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2024	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at June 30, 2025	Value at June 30, 2025
Pioneer ILS Interval Fund	$3,854,535	$—	$142,441	$—	$—	$—	431,639	$3,996,976
Victory Pioneer CAT Bond Fund	$—	$575,830	$15,906	$—	$—	$—	53,023	$591,736
Total	3,854,535	575,830	158,347	—	—	—	484,662	4,588,712
Annual and semi-annual shareholder reports for the underlying Victory funds are available on the funds’ web page(s) at vcm.com.
9.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $136,457,213 and an identified cost of $124,444,567 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Bond VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Bond VCT Portfolio reorganized into Victory Pioneer Bond VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Bond VCT Portfolio	12,300,241	10,691,746	783,597	824,898

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Bond VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Portfolio is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Portfolio was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Portfolio is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Portfolio was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio, except that the Portfolio is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Portfolio was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19617-SFR-0825

Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth

VCT Portfolio*
(successor to Pioneer Select Mid Cap Growth VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Select Mid Cap Growth VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Select Mid Cap Growth VCT Portfolio
Schedule of Investments	2
Financial Statements	6
Notes to Financial Statements	10
Additional Information	15
Approval of Investment Advisory Agreement	16
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 100.1% of Net Assets
	Aerospace & Defense — 3.4%
3,543(a)	Axon Enterprise, Inc.	$ 2,933,391
3,949	BWX Technologies, Inc.	568,893
	Total Aerospace & Defense	$3,502,284
	Beverages — 0.8%
23,554	Keurig Dr Pepper, Inc.	$ 778,695
	Total Beverages	$778,695
	Biotechnology — 2.9%
1,810(a)	Alnylam Pharmaceuticals, Inc.	$ 590,223
11,702(a)	Natera, Inc.	1,976,936
13,659(a)	Vaxcyte, Inc.	444,054
	Total Biotechnology	$3,011,213
	Building Products — 1.3%
5,074(a)	Builders FirstSource, Inc.	$ 592,085
13,948(a)	Trex Co., Inc.	758,492
	Total Building Products	$1,350,577
	Capital Markets — 9.2%
6,318	Evercore, Inc., Class A	$ 1,705,986
37,644	Marex Group Plc	1,485,809
3,050	MSCI, Inc.	1,759,057
33,734(a)	Robinhood Markets, Inc., Class A	3,158,515
9,828	Tradeweb Markets, Inc., Class A	1,438,819
	Total Capital Markets	$9,548,186
	Communications Equipment — 0.8%
2,003	Motorola Solutions, Inc.	$ 842,181
	Total Communications Equipment	$842,181
	Construction Materials — 0.9%
10,183	CRH Plc	$ 934,799
	Total Construction Materials	$934,799
	Consumer Staples Distribution & Retail — 0.9%
8,503(a)	BJ’s Wholesale Club Holdings, Inc.	$ 916,879
	Total Consumer Staples Distribution & Retail	$916,879
	Electric Utilities — 2.2%
14,233	NRG Energy, Inc.	$ 2,285,535
	Total Electric Utilities	$2,285,535
	Electrical Equipment — 7.8%
8,087(a)	Generac Holdings, Inc.	$ 1,158,140
28,452(a)	Siemens Energy AG	3,286,484
28,300	Vertiv Holdings Co., Class A	3,634,003
	Total Electrical Equipment	$8,078,627
	Electronic Equipment, Instruments & Components — 2.7%
14,298	Amphenol Corp., Class A	$ 1,411,928
27,483(a)	Flex, Ltd.	1,371,951
	Total Electronic Equipment, Instruments & Components	$2,783,879
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Entertainment — 2.4%
3,298(a)	Spotify Technology S.A.	$ 2,530,687
	Total Entertainment	$2,530,687
	Ground Transportation — 0.6%
2,337(a)	Saia, Inc.	$ 640,315
	Total Ground Transportation	$640,315
	Health Care Equipment & Supplies — 4.2%
1,898(a)	Inspire Medical Systems, Inc.	$ 246,303
4,286(a)	Insulet Corp.	1,346,576
3,587(a)	Penumbra, Inc.	920,532
7,022	ResMed, Inc.	1,811,676
	Total Health Care Equipment & Supplies	$4,325,087
	Health Care Providers & Services — 2.0%
2,796	McKesson Corp.	$ 2,048,853
	Total Health Care Providers & Services	$2,048,853
	Health Care Technology — 1.7%
6,239(a)	Veeva Systems, Inc., Class A	$ 1,796,707
	Total Health Care Technology	$1,796,707
	Hotels, Restaurants & Leisure — 13.3%
2,423(a)	Airbnb, Inc., Class A	$ 320,660
19,826(a)	Cava Group, Inc.	1,669,944
25,660(a)	Chipotle Mexican Grill, Inc.	1,440,809
4,690(a)	DoorDash, Inc., Class A	1,156,132
24,436(a)	DraftKings, Inc., Class A	1,048,060
65,342(a)	Genius Sports, Ltd.	679,557
6,663	Marriott International, Inc., Class A	1,820,398
11,608(a)	Planet Fitness, Inc., Class A	1,265,853
9,194	Royal Caribbean Cruises, Ltd.	2,879,009
27,973(a)	Viking Holdings, Ltd.	1,490,681
	Total Hotels, Restaurants & Leisure	$13,771,103
	Household Durables — 1.1%
3,592(a)	TopBuild Corp.	$ 1,162,874
	Total Household Durables	$1,162,874
	Independent Power and Renewable Electricity Producers — 0.6%
2,247(a)	Talen Energy Corp.	$ 653,360
	Total Independent Power and Renewable Electricity Producers	$653,360
	Insurance — 1.5%
34,027(a)	Oscar Health, Inc., Class A	$ 729,539
5,636(a)	Palomar Holdings, Inc.	869,353
	Total Insurance	$1,598,892
	Interactive Media & Services — 0.9%
26,894(a)	Pinterest, Inc., Class A	$ 964,419
	Total Interactive Media & Services	$964,419
	IT Services — 4.5%
20,151(a)	Cloudflare, Inc., Class A	$ 3,946,170
3,351(a)	MongoDB, Inc.	703,677
	Total IT Services	$4,649,847
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 1.0%
4,065	Agilent Technologies, Inc.	$ 479,710
4,510(a)	Repligen Corp.	560,954
	Total Life Sciences Tools & Services	$1,040,664
	Media — 1.0%
14,751(a)	Trade Desk, Inc., Class A	$ 1,061,925
	Total Media	$1,061,925
	Oil, Gas & Consumable Fuels — 5.0%
55,140(a)	Comstock Resources, Inc.	$ 1,525,724
8,829	Expand Energy Corp.	1,032,463
28,301	HF Sinclair Corp.	1,162,605
22,887	Williams Cos., Inc.	1,437,533
	Total Oil, Gas & Consumable Fuels	$5,158,325
	Pharmaceuticals — 0.3%
27,113(a)	Edgewise Therapeutics, Inc.	$ 355,451
	Total Pharmaceuticals	$355,451
	Professional Services — 3.4%
6,778	Thomson Reuters Corp.	$ 1,363,259
7,018	Verisk Analytics, Inc.	2,186,107
	Total Professional Services	$3,549,366
	Semiconductors & Semiconductor Equipment — 5.1%
15,135(a)	Advanced Micro Devices, Inc.	$ 2,147,656
2,182	ASM International NV	1,396,694
18,866(a)	Credo Technology Group Holding, Ltd.	1,746,803
	Total Semiconductors & Semiconductor Equipment	$5,291,153
	Software — 9.7%
4,075(a)	AppLovin Corp., Class A	$ 1,426,576
3,245(a)	CyberArk Software, Ltd.	1,320,326
18,034(a)	Datadog, Inc., Class A	2,422,507
2,908(a)	HubSpot, Inc.	1,618,680
2,588(a)	Monday.com, Ltd.	813,874
11,910(a)	Procore Technologies, Inc.	814,882
21,427(a)	Samsara, Inc., Class A	852,366
1,471(a)	Synopsys, Inc.	754,153
	Total Software	$10,023,364
	Specialized REITs — 0.9%
8,989	Iron Mountain, Inc.	$ 922,002
	Total Specialized REITs	$922,002
	Specialty Retail — 3.0%
301(a)	AutoZone, Inc.	$ 1,117,381
8,161	Ross Stores, Inc.	1,041,180
17,506	Tractor Supply Co.	923,792
	Total Specialty Retail	$3,082,353
	Technology Hardware, Storage & Peripherals — 3.0%
19,013(a)	Sandisk Corp.	$ 862,239
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Technology Hardware, Storage & Peripherals — (continued)
14,785(a)	Super Micro Computer, Inc.	$ 724,613
23,903	Western Digital Corp.	1,529,553
	Total Technology Hardware, Storage & Peripherals	$3,116,405
	Trading Companies & Distributors — 2.0%
2,018	WW Grainger, Inc.	$ 2,099,204
	Total Trading Companies & Distributors	$2,099,204
	Total Common Stocks (Cost $60,316,115)	$103,875,211

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $60,316,115)	$103,875,211
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(130,824)
	net assets — 100.0%	$103,744,387

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $30,167,095 and $33,759,639, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $61,675,450 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$45,056,697
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,856,936)
Net unrealized appreciation	$42,199,761
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$103,875,211	$—	$—	$103,875,211
Total Investments in Securities	$103,875,211	$—	$—	$103,875,211
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $60,316,115)	$103,875,211
Foreign currencies, at value (cost $26)	27
Receivables —
Investment securities sold	882,935
Portfolio shares sold	669
Dividends	20,017
Due from the Adviser	8,434
Other assets	21,427
Total assets	$104,808,720
LIABILITIES:
Overdraft due to custodian	$539,446
Payables —
Investment securities purchased	210,577
Portfolio shares repurchased	202,901
Trustees’ fees	58
Management fees	61,777
Administrative expenses	4,764
Accrued expenses	44,810
Total liabilities	$1,064,333
NET ASSETS:
Paid-in capital	$57,598,126
Distributable earnings	46,146,261
Net assets	$103,744,387
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $103,744,387/3,756,090 shares)	$27.62

*	Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $2,741)	$197,439
Total Investment Income		$197,439
EXPENSES:
Management fees	$346,444
Administrative expenses	22,838
Custodian fees	613
Professional fees	27,013
Printing expense	8,872
Officers’ and Trustees’ fees	3,478
Insurance expense	825
Miscellaneous	1,136
Total expenses		$411,219
Less fees waived and expenses reimbursed by the Adviser		(9,367)
Net expenses		$401,852
Net investment income (loss)		$(204,413)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$4,148,130
Other assets and liabilities denominated in foreign currencies	1,705	$4,149,835
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$8,188,038
Other assets and liabilities denominated in foreign currencies	(43)	$8,187,995
Net realized and unrealized gain (loss) on investments		$12,337,830
Net increase in net assets resulting from operations		$12,133,417

The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$(204,413)	$(451,003)
Net realized gain (loss) on investments	4,149,835	13,081,040
Change in net unrealized appreciation (depreciation) on investments	8,187,995	7,642,619
Net increase in net assets resulting from operations	$12,133,417	$20,272,656
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($3.18 and $— per share, respectively)	$(10,732,680)	$—
Total distributions to shareholders	$(10,732,680)	$—
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$2,936,512	$3,911,535
Reinvestment of distributions	10,732,680	—
Cost of shares repurchased	(6,579,100)	(17,788,909)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$7,090,092	$(13,877,374)
Net increase in net assets	$8,490,829	$6,395,282
NET ASSETS:
Beginning of period	$95,253,558	$88,858,276
End of period	$103,744,387	$95,253,558

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	104,511	$2,936,512	156,776	$3,911,535
Reinvestment of distributions	407,622	10,732,680	—	—
Less shares repurchased	(246,616)	(6,579,100)	(702,399)	(17,788,909)
Net increase (decrease)	265,517	$7,090,092	(545,623)	$(13,877,374)

*	Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$27.29	$22.02	$18.54	$34.90	$37.52	$29.12
Increase (decrease) from investment operations:
Net investment income (loss)(a)	(0.06)	(0.12)	(0.04)	(0.06)	(0.23)	(0.15)
Net realized and unrealized gain (loss) on investments	3.57	5.39	3.52	(11.15)	3.17	10.76
Net increase (decrease) from investment operations	$3.51	$5.27	$3.48	$(11.21)	$2.94	$10.61
Distributions to shareholders:
Net realized gain	(3.18)	—	—	(5.15)	(5.56)	(2.21)
Total distributions	$(3.18)	$—	$—	$(5.15)	$(5.56)	$(2.21)
Net increase (decrease) in net asset value	$0.33	$5.27	$3.48	$(16.36)	$(2.62)	$8.40
Net asset value, end of period	$27.62	$27.29	$22.02	$18.54	$34.90	$37.52
Total return(b)	13.45%(c)	23.93%	18.77%(d)	(31.06)%	8.07%	39.17%
Ratio of net expenses to average net assets	0.86%(e)	0.86%	0.92%	0.87%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets	(0.44)%(e)	(0.48)%	(0.19)%	(0.25)%	(0.62)%	(0.49)%
Portfolio turnover rate	32%(c)	53%	74%	84%	41%	82%
Net assets, end of period (in thousands)	$103,744	$95,254	$88,858	$86,108	$140,893	$153,420
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.88%(e)	0.86%	0.92%	0.87%	0.89%	0.89%
Net investment income (loss) to average net assets	(0.46)%(e)	(0.48)%	(0.19)%	(0.25)%	(0.62)%	(0.49)%

*	Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2023, the total return would have been 18.72%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”),a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I shares in exchange for the Portfolio’s Class I share on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operations. The investment objective of the Portfolio is to seek growth of capital.
The Portfolio offers one class of shares designated as Class I shares. There is no distribution plan for Class I shares. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 5). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$—
Total	$—
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$649,988
Undistributed long-term capital gains	10,083,813
Net unrealized appreciation	34,011,723
Total	$44,745,524
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT tax cost adjustments.
E.	Portfolio Shares
The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the portfolio invests at least 80% of its net assets in equity securities of mid-size companies. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause
13

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.74% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.74% of the Portfolio’s average daily net assets. For the six months ended June 30, 2025, the effective management fee was equivalent to 0.74% (annualized) of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.86% of the Portfolio’s Class I. This expense limitation is in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $61,777 in management fees payable to the Adviser at June 30, 2025.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser paid the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,478 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $58 and a payable for administrative expenses of $4,764, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $86,620,483 and an identified cost of $60,032,964 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Select Mid Cap Growth VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Select Mid Cap Growth VCT Portfolio reorganized into Victory Pioneer Select Mid Cap Growth VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Select Mid Cap Growth VCT Portfolio	3,103,357	2,662,525	429,403	11,429
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
16

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment
17

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio. The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.
18

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
19

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
20

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19616-SFR-0825

Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value

VCT Portfolio*
(successor to Pioneer Mid Cap Value VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Mid Cap Value VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Mid Cap Value VCT Portfolio
Schedule of Investments	2
Financial Statements	7
Notes to Financial Statements	12
Additional Information	18
Approval of Investment Advisory Agreement	19
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.8% of Net Assets
	Automobile Components — 0.6%
6,723	Lear Corp.	$ 638,551
	Total Automobile Components	$638,551
	Automobiles — 1.0%
91,395	Ford Motor Co.	$ 991,636
	Total Automobiles	$991,636
	Banks — 9.9%
43,350	Citizens Financial Group, Inc.	$ 1,939,913
14,604	M&T Bank Corp.	2,833,030
121,647	Regions Financial Corp.	2,861,137
55,374	Truist Financial Corp.	2,380,528
	Total Banks	$10,014,608
	Beverages — 1.3%
27,791	Molson Coors Beverage Co., Class B	$ 1,336,469
	Total Beverages	$1,336,469
	Broadline Retail — 2.4%
32,575	eBay, Inc.	$ 2,425,534
	Total Broadline Retail	$2,425,534
	Capital Markets — 10.7%
21,909	Northern Trust Corp.	$ 2,777,842
24,771	Raymond James Financial, Inc.	3,799,128
39,112	State Street Corp.	4,159,170
	Total Capital Markets	$10,736,140
	Chemicals — 2.2%
20,578	LyondellBasell Industries NV, Class A	$ 1,190,643
9,006	PPG Industries, Inc.	1,024,433
	Total Chemicals	$2,215,076
	Commercial Services & Supplies — 0.9%
9,879	Brink's Co.	$ 882,096
	Total Commercial Services & Supplies	$882,096
	Communications Equipment — 1.7%
3,981	Motorola Solutions, Inc.	$ 1,673,851
	Total Communications Equipment	$1,673,851
	Consumer Staples Distribution & Retail — 2.8%
24,068	Sysco Corp.	$ 1,822,911
9,705	Target Corp.	957,398
	Total Consumer Staples Distribution & Retail	$2,780,309
	Containers & Packaging — 1.1%
50,881	Graphic Packaging Holding Co.	$ 1,072,063
	Total Containers & Packaging	$1,072,063
	Distributors — 1.6%
13,270	Genuine Parts Co.	$ 1,609,784
	Total Distributors	$1,609,784
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electric Utilities — 3.5%
33,353	Eversource Energy	$ 2,121,918
32,913	Exelon Corp.	1,429,082
	Total Electric Utilities	$3,551,000
	Electrical Equipment — 4.0%
8,852	Emerson Electric Co.	$ 1,180,237
3,682(a)	Generac Holdings, Inc.	527,300
7,060	Rockwell Automation, Inc.	2,345,120
	Total Electrical Equipment	$4,052,657
	Electronic Equipment, Instruments & Components — 1.2%
6,863	CDW Corp.	$ 1,225,663
	Total Electronic Equipment, Instruments & Components	$1,225,663
	Energy Equipment & Services — 1.4%
37,400	Baker Hughes Co.	$ 1,433,916
	Total Energy Equipment & Services	$1,433,916
	Entertainment — 1.6%
145,055(a)	Warner Bros Discovery, Inc.	$ 1,662,330
	Total Entertainment	$1,662,330
	Food Products — 1.3%
4,189	Hershey Co.	$ 695,164
19,544	The Campbell’s Co.	599,024
	Total Food Products	$1,294,188
	Ground Transportation — 1.4%
9,649	JB Hunt Transport Services, Inc.	$ 1,385,596
	Total Ground Transportation	$1,385,596
	Health Care Equipment & Supplies — 4.5%
29,827	GE HealthCare Technologies, Inc.	$ 2,209,286
24,948	Zimmer Biomet Holdings, Inc.	2,275,507
	Total Health Care Equipment & Supplies	$4,484,793
	Health Care Providers & Services — 0.5%
2,041	Humana, Inc.	$ 498,984
	Total Health Care Providers & Services	$498,984
	Health Care REITs — 0.5%
29,749	Healthpeak Properties, Inc.	$ 520,905
	Total Health Care REITs	$520,905
	Hotel & Resort REITs — 0.7%
47,731	Host Hotels & Resorts, Inc.	$ 733,148
	Total Hotel & Resort REITs	$733,148
	Hotels, Restaurants & Leisure — 1.7%
10,122	Expedia Group, Inc.	$ 1,707,379
	Total Hotels, Restaurants & Leisure	$1,707,379
	Household Durables — 2.9%
8,789	DR Horton, Inc.	$ 1,133,078
17,357	Whirlpool Corp.	1,760,347
	Total Household Durables	$2,893,425
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Shares		Value
	Industrial REITs — 0.8%
17,653	First Industrial Realty Trust, Inc.	$ 849,639
	Total Industrial REITs	$849,639
	Insurance — 4.5%
37,660	American International Group, Inc.	$ 3,223,320
33,530	Old Republic International Corp.	1,288,893
	Total Insurance	$4,512,213
	Machinery — 3.8%
20,429	AGCO Corp.	$ 2,107,456
5,014	Dover Corp.	918,715
9,178	Ingersoll Rand, Inc.	763,426
	Total Machinery	$3,789,597
	Media — 2.2%
39,287	Fox Corp., Class A	$ 2,201,643
	Total Media	$2,201,643
	Multi-Utilities — 4.5%
65,536	CenterPoint Energy, Inc.	$ 2,407,792
24,737	Public Service Enterprise Group, Inc.	2,082,361
	Total Multi-Utilities	$4,490,153
	Oil, Gas & Consumable Fuels — 7.2%
17,540	Chord Energy Corp.	$ 1,698,749
130,809	Coterra Energy, Inc.	3,319,932
42,033	Range Resources Corp.	1,709,482
3,807	Valero Energy Corp.	511,737
	Total Oil, Gas & Consumable Fuels	$7,239,900
	Passenger Airlines — 0.8%
16,502	Delta Air Lines, Inc.	$ 811,568
	Total Passenger Airlines	$811,568
	Personal Care Products — 2.2%
107,529	Kenvue, Inc.	$ 2,250,582
	Total Personal Care Products	$2,250,582
	Residential REITs — 1.6%
7,995	AvalonBay Communities, Inc.	$ 1,626,983
	Total Residential REITs	$1,626,983
	Retail REITs — 1.1%
52,222	Kimco Realty Corp.	$ 1,097,706
	Total Retail REITs	$1,097,706
	Software — 0.8%
9,924(a)	Zoom Communications, Inc.	$ 773,874
	Total Software	$773,874
	Specialized REITs — 2.5%
8,112	Extra Space Storage, Inc.	$ 1,196,033
27,790	Gaming and Leisure Properties, Inc.	1,297,237
	Total Specialized REITs	$2,493,270
	Technology Hardware, Storage & Peripherals — 3.5%
47,253	HP, Inc.	$ 1,155,809
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Technology Hardware, Storage & Peripherals — (continued)
9,435	NetApp, Inc.	$ 1,005,299
21,101	Western Digital Corp.	1,350,253
	Total Technology Hardware, Storage & Peripherals	$3,511,361
	Trading Companies & Distributors — 2.9%
14,878	AerCap Holdings NV	$ 1,740,726
6,274	WESCO International, Inc.	1,161,945
	Total Trading Companies & Distributors	$2,902,671
	Total Common Stocks (Cost $84,267,339)	$100,371,261

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
155,851(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 155,851
		$155,851
	TOTAL SHORT TERM INVESTMENTS (Cost $155,851)	$155,851
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $84,423,190)	$100,527,112
	OTHER ASSETS AND LIABILITIES — 0.0%†	$36,871
	net assets — 100.0%	$100,563,983

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $6,561,467 and $12,802,517, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $84,622,472 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,659,608
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,754,968)
Net unrealized appreciation	$15,904,640
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$100,371,261	$—	$—	$100,371,261
Open-End Fund	155,851	—	—	155,851
Total Investments in Securities	$100,527,112	$—	$—	$100,527,112
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $84,423,190)	$100,527,112
Receivables —
Portfolio shares sold	18,620
Dividends	128,542
Due from the Adviser	10,222
Other assets	617
Total assets	$100,685,113
LIABILITIES:
Payables —
Portfolio shares repurchased	$8,260
Trustees’ fees	125
Professional fees	31,379
Printing expense	12,063
Management fees	54,173
Administrative expenses	4,621
Distribution fees	7,824
Accrued expenses	2,685
Total liabilities	$121,130
NET ASSETS:
Paid-in capital	$82,871,184
Distributable earnings	17,692,799
Net assets	$100,563,983
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $31,181,859/3,009,001 shares)	$10.36
Class II* (based on $69,382,124/6,802,692 shares)	$10.20

*	Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $43)	$1,415,103
Total Investment Income		$1,415,103
EXPENSES:
Management fees	$327,316
Administrative expenses	24,266
Distribution fees
Class II*	87,171
Custodian fees	543
Professional fees	25,842
Printing expense	7,482
Officers’ and Trustees’ fees	3,783
Insurance expense	980
Miscellaneous	3,847
Total expenses		$481,230
Less fees waived and expenses reimbursed by the Adviser		(11,034)
Net expenses		$470,196
Net investment income		$944,907
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$844,593
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(790,641)
Net realized and unrealized gain (loss) on investments		$53,952
Net increase in net assets resulting from operations		$998,859

*	Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$944,907	$1,979,428
Net realized gain (loss) on investments	844,593	8,277,621
Change in net unrealized appreciation (depreciation) on investments	(790,641)	971,383
Net increase in net assets resulting from operations	$998,859	$11,228,432
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($1.18 and $0.91 per share, respectively)	$(3,208,507)	$(2,587,759)
Class II* ($1.15 and $0.89 per share, respectively)	(7,078,500)	(5,853,930)
Total distributions to shareholders	$(10,287,007)	$(8,441,689)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$2,566,671	$5,437,687
Reinvestment of distributions	10,287,007	8,441,689
Cost of shares repurchased	(10,083,527)	(18,547,219)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$2,770,151	$(4,667,843)
Net decrease in net assets	$(6,517,997)	$(1,881,100)
NET ASSETS:
Beginning of period	$107,081,980	$108,963,080
End of period	$100,563,983	$107,081,980

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	54,070	$592,682	101,773	$1,162,116
Reinvestment of distributions	315,798	3,208,507	244,821	2,587,759
Less shares repurchased	(234,739)	(2,646,335)	(456,817)	(5,215,158)
Net increase (decrease)	135,129	$1,154,854	(110,223)	$(1,465,283)
Class II*
Shares sold	181,511	$1,973,989	381,551	$4,275,571
Reinvestment of distributions	707,850	7,078,500	562,338	5,853,930
Less shares repurchased	(673,651)	(7,437,192)	(1,197,209)	(13,332,061)
Net increase (decrease)	215,710	$1,615,297	(253,320)	$(3,202,560)

*	Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$11.44	$11.20	$11.47	$23.08	$17.97	$18.46
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.11	0.22	0.23	0.27	0.21	0.17
Net realized and unrealized gain (loss) on investments	(0.01)	0.93	1.08	(2.68)	5.10	0.07
Net increase (decrease) from investment operations	$0.10	$1.15	$1.31	$(2.41)	$5.31	$0.24
Distributions to shareholders:
Net investment income	(0.24)	(0.22)	(0.23)	(0.45)	(0.20)	(0.20)
Net realized gain	(0.94)	(0.69)	(1.35)	(8.75)	—	(0.53)
Total distributions	$(1.18)	$(0.91)	$(1.58)	$(9.20)	$(0.20)	$(0.73)
Net increase (decrease) in net asset value	$(1.08)	$0.24	$(0.27)	$(11.61)	$5.11	$(0.49)
Net asset value, end of period	$10.36	$11.44	$11.20	$11.47	$23.08	$17.97
Total return(b)	1.13%(c)	10.94%	12.46%	(5.64)%(d)	29.67%	2.14%
Ratio of net expenses to average net assets	0.76%(e)	0.76%	0.80%	0.78%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets	2.05%(e)	1.98%	2.06%	1.83%	1.01%	1.10%
Portfolio turnover rate	6%(c)	32%	48%	66%	60%	88%
Net assets, end of period (in thousands)	$31,182	$32,886	$33,431	$33,516	$38,358	$32,989
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.78%(e)	0.76%	0.80%	0.78%	0.75%	0.74%
Net investment income (loss) to average net assets	2.03%(e)	1.98%	2.06%	1.83%	1.01%	1.10%

*	Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (5.72)%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll*
Net asset value, beginning of period	$11.26	$11.04	$11.32	$22.78	$17.74	$18.23
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.10	0.19	0.20	0.23	0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.01)	0.92	1.07	(2.64)	5.06	0.06
Net increase (decrease) from investment operations	$0.09	$1.11	$1.27	$(2.41)	$5.20	$0.19
Distributions to shareholders:
Net investment income	(0.21)	(0.20)	(0.20)	(0.30)	(0.16)	(0.15)
Net realized gain	(0.94)	(0.69)	(1.35)	(8.75)	—	(0.53)
Total distributions	$(1.15)	$(0.89)	$(1.55)	$(9.05)	$(0.16)	$(0.68)
Net increase (decrease) in net asset value	$(1.06)	$0.22	$(0.28)	$(11.46)	$5.04	$(0.49)
Net asset value, end of period	$10.20	$11.26	$11.04	$11.32	$22.78	$17.74
Total return(b)	1.05%(c)	10.64%	12.20%	(5.88)%(d)	29.37%	1.87%
Ratio of net expenses to average net assets	1.01%(e)	1.01%	1.05%	1.03%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets	1.80%(e)	1.73%	1.81%	1.56%	0.69%	0.85%
Portfolio turnover rate	6%(c)	32%	48%	66%	60%	88%
Net assets, end of period (in thousands)	$69,382	$74,196	$75,532	$72,523	$90,686	$249,969
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.03%(e)	1.01%	1.05%	1.03%	0.98%	0.99%
Net investment income (loss) to average net assets	1.78%(e)	1.73%	1.81%	1.56%	0.69%	0.85%

*	Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (5.97)%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
11

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio, is the successor to Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operations. The investment objective of the Portfolio is capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
13

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$1,938,929
Long-term capital gains	6,502,760
Total	$8,441,689
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$1,955,430
Undistributed long-term capital gains	8,330,236
Net unrealized appreciation	16,695,281
Total	$26,980,947
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT tax cost adjustments.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment
14

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the portfolio invests at least 80% of its net assets in equity securities of mid-size companies. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
15

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the six months ended June 30, 2025, the effective management fee was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.76% and 1.01% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $54,173 in management fees payable to the Adviser at June 30, 2025.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance
16

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,783 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $125 and a payable for administrative expenses of $4,621, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $7,824 in distribution fees payable to the Distributor at June 30, 2025.
6.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $102,045,009 and an identified cost of $87,840,274 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
17

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Mid Cap Value VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Mid Cap Value VCT Portfolio reorganized into Victory Pioneer Mid Cap Value VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Mid Cap Value VCT Portfolio	7,898,017	7,154,913	444,743	298,361
18

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
19

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment
20

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.
21

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
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Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
23

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19609-SFR-0825

Victory Variable Insurance Funds II
Victory Pioneer Equity Income

VCT Portfolio*
(successor to Pioneer Equity Income VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Equity Income VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Equity Income VCT Portfolio
Schedule of Investments	2
Financial Statements	6
Notes to Financial Statements	11
Additional Information	17
Approval of Investment Advisory Agreement	18
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.1%
	Common Stocks — 98.4% of Net Assets
	Air Freight & Logistics — 2.8%
21,042	United Parcel Service, Inc., Class B	$ 2,123,980
	Total Air Freight & Logistics	$2,123,980
	Automobiles — 1.4%
98,896	Ford Motor Co.	$ 1,073,022
	Total Automobiles	$1,073,022
	Banks — 13.7%
48,955	Bank of America Corp.	$ 2,316,551
9,306	JPMorgan Chase & Co.	2,697,902
2,122	M&T Bank Corp.	411,647
25,122	Truist Financial Corp.	1,079,995
7,177	US Bancorp	324,759
44,093	Wells Fargo & Co.	3,532,731
	Total Banks	$10,363,585
	Broadline Retail — 2.0%
20,098	eBay, Inc.	$ 1,496,497
	Total Broadline Retail	$1,496,497
	Capital Markets — 10.2%
15,110	Morgan Stanley	$ 2,128,395
14,670	Northern Trust Corp.	1,860,009
9,703	Raymond James Financial, Inc.	1,488,149
21,115	State Street Corp.	2,245,369
	Total Capital Markets	$7,721,922
	Chemicals — 3.1%
2,670	Air Products and Chemicals, Inc.	$ 753,100
15,033	LyondellBasell Industries NV, Class A	869,810
6,604	PPG Industries, Inc.	751,205
	Total Chemicals	$2,374,115
	Communications Equipment — 3.3%
36,145	Cisco Systems, Inc.	$ 2,507,740
	Total Communications Equipment	$2,507,740
	Consumer Staples Distribution & Retail — 1.8%
13,776	Target Corp.	$ 1,359,002
	Total Consumer Staples Distribution & Retail	$1,359,002
	Distributors — 0.4%
2,756	Genuine Parts Co.	$ 334,330
	Total Distributors	$334,330
	Diversified Telecommunication Services — 1.4%
23,648	Verizon Communications, Inc.	$ 1,023,249
	Total Diversified Telecommunication Services	$1,023,249
	Electric Utilities — 1.0%
6,448	Duke Energy Corp.	$ 760,864
	Total Electric Utilities	$760,864
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — 1.5%
3,506	Rockwell Automation, Inc.	$ 1,164,588
	Total Electrical Equipment	$1,164,588
	Entertainment — 3.0%
18,464	Walt Disney Co.	$ 2,289,721
	Total Entertainment	$2,289,721
	Food Products — 3.1%
5,823	Hershey Co.	$ 966,327
5,870	John B Sanfilippo & Son, Inc.	371,219
14,570	Mondelez International, Inc., Class A	982,601
	Total Food Products	$2,320,147
	Ground Transportation — 1.9%
6,197	Union Pacific Corp.	$ 1,425,806
	Total Ground Transportation	$1,425,806
	Health Care Equipment & Supplies — 3.0%
19,691	Medtronic Plc	$ 1,716,465
5,743	Zimmer Biomet Holdings, Inc.	523,819
	Total Health Care Equipment & Supplies	$2,240,284
	Health Care Providers & Services — 0.8%
3,480	Quest Diagnostics, Inc.	$ 625,112
	Total Health Care Providers & Services	$625,112
	Hotels, Restaurants & Leisure — 0.7%
5,761	Starbucks Corp.	$ 527,880
	Total Hotels, Restaurants & Leisure	$527,880
	Household Products — 2.3%
13,380	Kimberly-Clark Corp.	$ 1,724,950
	Total Household Products	$1,724,950
	Industrial Conglomerates — 5.7%
14,957	3M Co.	$ 2,277,054
8,729	Honeywell International, Inc.	2,032,809
	Total Industrial Conglomerates	$4,309,863
	Insurance — 4.2%
23,044	American International Group, Inc.	$ 1,972,336
1,592	Chubb, Ltd.	461,234
7,156	Prudential Financial, Inc.	768,841
	Total Insurance	$3,202,411
	IT Services — 2.8%
1,201	Accenture Plc, Class A	$ 358,967
5,815	International Business Machines Corp.	1,714,146
	Total IT Services	$2,073,113
	Machinery — 1.7%
934	Caterpillar, Inc.	$ 362,588
1,735	Deere & Co.	882,230
	Total Machinery	$1,244,818
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Shares		Value
	Media — 2.8%
48,425	Comcast Corp., Class A	$ 1,728,288
7,002	Fox Corp., Class A	392,392
	Total Media	$2,120,680
	Multi-Utilities — 1.8%
19,904	CMS Energy Corp.	$ 1,378,949
	Total Multi-Utilities	$1,378,949
	Oil, Gas & Consumable Fuels — 8.8%
16,910	ConocoPhillips	$ 1,517,503
63,947	Coterra Energy, Inc.	1,622,975
32,491	Exxon Mobil Corp.	3,502,530
	Total Oil, Gas & Consumable Fuels	$6,643,008
	Pharmaceuticals — 5.9%
23,006	Bristol-Myers Squibb Co.	$ 1,064,948
16,633	Johnson & Johnson	2,540,691
18,214	Sanofi S.A. (A.D.R.)	879,918
	Total Pharmaceuticals	$4,485,557
	Residential REITs — 0.9%
5,847	Camden Property Trust	$ 658,898
	Total Residential REITs	$658,898
	Semiconductors & Semiconductor Equipment — 1.9%
3,097	QUALCOMM, Inc.	$ 493,228
4,345	Texas Instruments, Inc.	902,109
	Total Semiconductors & Semiconductor Equipment	$1,395,337
	Specialty Retail — 3.1%
5,407	Lowe's Cos., Inc.	$ 1,199,651
9,104	TJX Cos., Inc.	1,124,253
	Total Specialty Retail	$2,323,904
	Technology Hardware, Storage & Peripherals — 0.5%
3,588	NetApp, Inc.	$ 382,301
	Total Technology Hardware, Storage & Peripherals	$382,301
	Textiles, Apparel & Luxury Goods — 0.9%
9,344	NIKE, Inc., Class B	$ 663,798
	Total Textiles, Apparel & Luxury Goods	$663,798
	Total Common Stocks (Cost $60,616,271)	$74,339,431

4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
545,172(a)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 545,172
		$545,172
	TOTAL SHORT TERM INVESTMENTS (Cost $545,172)	$545,172
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.1% (Cost $61,161,443)	$74,884,603
	OTHER ASSETS AND LIABILITIES — 0.9%	$658,725
	net assets — 100.0%	$75,543,328

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $20,993,160 and $25,393,214, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $61,305,919 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,900,520
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,321,836)
Net unrealized appreciation	$13,578,684
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$74,339,431	$—	$—	$74,339,431
Open-End Fund	545,172	—	—	545,172
Total Investments in Securities	$74,884,603	$—	$—	$74,884,603
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $61,161,443)	$74,884,603
Cash	5,101
Receivables —
Investment securities sold	2,021,664
Portfolio shares sold	484
Dividends	101,413
Due from the Adviser	8,186
Other assets	460
Total assets	$77,021,911
LIABILITIES:
Payables —
Investment securities purchased	$1,348,340
Portfolio shares repurchased	41,613
Trustees’ fees	87
Management fees	40,509
Administrative expenses	3,633
Distribution fees	2,507
Accrued expenses	41,894
Total liabilities	$1,478,583
NET ASSETS:
Paid-in capital	$62,726,587
Distributable earnings	12,816,741
Net assets	$75,543,328
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $53,076,637/4,670,309 shares)	$11.36
Class II* (based on $22,466,691/1,909,446 shares)	$11.77

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $9,957)	$1,179,921
Total Investment Income		$1,179,921
EXPENSES:
Management fees	$244,036
Administrative expenses	20,968
Distribution fees
Class II*	28,303
Custodian fees	396
Professional fees	25,886
Printing expense	8,515
Officers’ and Trustees’ fees	3,668
Insurance expense	730
Miscellaneous	253
Total expenses		$332,755
Less fees waived and expenses reimbursed by the Adviser		(8,493)
Net expenses		$324,262
Net investment income		$855,659
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(915,438)
Other assets and liabilities denominated in foreign currencies	(1,076)	$(916,514)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$3,522,809
Other assets and liabilities denominated in foreign currencies	1,271	$3,524,080
Net realized and unrealized gain (loss) on investments		$2,607,566
Net increase in net assets resulting from operations		$3,463,225

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$855,659	$1,723,091
Net realized gain (loss) on investments	(916,514)	11,200,917
Change in net unrealized appreciation (depreciation) on investments	3,524,080	(4,491,805)
Net increase in net assets resulting from operations	$3,463,225	$8,432,203
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($2.14 and $3.22 per share, respectively)	$(8,532,210)	$(11,224,188)
Class II* ($2.12 and $3.18 per share, respectively)	(3,450,331)	(5,350,222)
Total distributions to shareholders	$(11,982,541)	$(16,574,410)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$2,132,906	$7,965,674
Reinvestment of distributions	11,982,541	16,574,410
Cost of shares repurchased	(7,910,928)	(19,097,285)
Net increase in net assets resulting from Portfolio share transactions	$6,204,519	$5,442,799
Net decrease in net assets	$(2,314,797)	$(2,699,408)
NET ASSETS:
Beginning of period	$77,858,125	$80,557,533
End of period	$75,543,328	$77,858,125

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	43,067	$557,475	155,424	$2,106,349
Reinvestment of distributions	765,311	8,532,210	915,954	11,224,188
Less shares repurchased	(327,036)	(4,101,544)	(648,679)	(9,047,652)
Net increase	481,342	$4,988,141	422,699	$4,282,885
Class II*
Shares sold	120,235	$1,575,431	400,188	$5,859,325
Reinvestment of distributions	299,194	3,450,331	424,922	5,350,222
Less shares repurchased	(283,760)	(3,809,384)	(713,468)	(10,049,633)
Net increase	135,669	$1,216,378	111,642	$1,159,914

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$12.94	$14.74	$15.13	$19.21	$15.51	$16.65
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.15	0.31	0.27	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.41	1.11	0.80	(1.96)	3.68	(0.46)
Net increase (decrease) from investment operations	$0.56	$1.42	$1.07	$(1.68)	$3.96	$(0.18)
Distributions to shareholders:
Net investment income	(0.15)	(0.32)	(0.29)	(0.30)	(0.26)	(0.39)
Net realized gain	(1.99)	(2.90)	(1.17)	(2.10)	—	(0.57)
Total distributions	$(2.14)	$(3.22)	$(1.46)	$(2.40)	$(0.26)	$(0.96)
Net increase (decrease) in net asset value	$(1.58)	$(1.80)	$(0.39)	$(4.08)	$3.70	$(1.14)
Net asset value, end of period	$11.36	$12.94	$14.74	$15.13	$19.21	$15.51
Total return(b)	4.72%(c)	11.26%	7.47%	(7.76)%	25.70%	(0.04)%
Ratio of net expenses to average net assets	0.79%(d)	0.79%	0.83%	0.78%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.35%(d)	2.24%	1.84%	1.70%	1.59%	1.95%
Portfolio turnover rate	28%(c)	68%	81%	36%	28%	14%
Net assets, end of period (in thousands)	$53,077	$54,223	$55,500	$67,651	$87,047	$75,613
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.81%(d)	0.79%	0.83%	0.78%	0.80%	0.80%
Net investment income (loss) to average net assets	2.33%(d)	2.24%	1.84%	1.70%	1.59%	1.95%

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll*
Net asset value, beginning of period	$13.32	$15.08	$15.45	$19.55	$15.79	$16.92
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.14	0.28	0.24	0.24	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.43	1.14	0.81	(1.98)	3.74	(0.46)
Net increase (decrease) from investment operations	$0.57	$1.42	$1.05	$(1.74)	$3.98	$(0.21)
Distributions to shareholders:
Net investment income	(0.13)	(0.28)	(0.25)	(0.26)	(0.22)	(0.35)
Net realized gain	(1.99)	(2.90)	(1.17)	(2.10)	—	(0.57)
Total distributions	$(2.12)	$(3.18)	$(1.42)	$(2.36)	$(0.22)	$(0.92)
Net increase (decrease) in net asset value	$(1.55)	$(1.76)	$(0.37)	$(4.10)	$3.76	$(1.13)
Net asset value, end of period	$11.77	$13.32	$15.08	$15.45	$19.55	$15.79
Total return(b)	4.67%(c)	10.97%	7.17%	(7.94)%	25.33%	(0.26)%
Ratio of net expenses to average net assets	1.04%(d)	1.04%	1.08%	1.03%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	2.11%(d)	2.00%	1.61%	1.45%	1.35%	1.70%
Portfolio turnover rate	28%(c)	68%	81%	36%	28%	14%
Net assets, end of period (in thousands)	$22,467	$23,635	$25,057	$27,141	$34,258	$34,723
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.06%(d)	1.04%	1.08%	1.03%	1.05%	1.05%
Net investment income (loss) to average net assets	2.09%(d)	2.00%	1.61%	1.45%	1.35%	1.70%

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operations. The investment objectives of the Portfolio are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
11

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency
12

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$1,713,024
Long-term capital gains	14,861,386
Total	$16,574,410
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$1,898,035
Undistributed long-term capital gains	9,383,418
Net unrealized appreciation	10,054,604
Total	$21,336,057
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
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Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
Dividends and distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in income producing equity securities of U.S. issuers. Large companies may fall out of favor with investors and underperform the overall equity market. Income producing securities may fall out of favor with investors and underperform the overall equity market.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been
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adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the six months ended June 30, 2025, the effective management fee was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.79% and 1.04% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $40,509 in management fees payable to the Adviser at June 30, 2025.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,668 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $87 and a payable for administrative expenses of $3,633, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $2,507 in distribution fees payable to the Distributor at June 30, 2025.
6.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $76,340,743 and an identified cost of $65,802,982 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
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Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Equity Income VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Equity Income VCT Portfolio reorganized into Victory Pioneer Equity Income VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Equity Income VCT Portfolio	3,113,593	3,041,979	48,463	23,151
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Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered :
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
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Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment
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Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.
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Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19610-SFR-0825

Victory Variable Insurance Funds II
Victory Pioneer Fund

VCT Portfolio*
(successor to Pioneer Fund VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Fund VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Fund VCT Portfolio
Schedule of Investments	2
Financial Statements	6
Notes to Financial Statements	11
Additional Information	17
Approval of Investment Advisory Agreement	18
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 1.1%
11,791	RTX Corp.	$ 1,721,722
	Total Aerospace & Defense	$1,721,722
	Air Freight & Logistics — 2.9%
44,024	United Parcel Service, Inc., Class B	$ 4,443,783
	Total Air Freight & Logistics	$4,443,783
	Banks — 6.3%
167,248	Truist Financial Corp.	$ 7,189,992
56,965	US Bancorp	2,577,666
	Total Banks	$9,767,658
	Beverages — 0.5%
10,618	Cameco Corp.	$ 788,174
	Total Beverages	$788,174
	Biotechnology — 1.8%
30	Regeneron Pharmaceuticals, Inc.	$ 15,750
6,362(a)	Vertex Pharmaceuticals, Inc.	2,832,362
	Total Biotechnology	$2,848,112
	Broadline Retail — 5.1%
36,443(a)	Amazon.com, Inc.	$ 7,995,230
	Total Broadline Retail	$7,995,230
	Capital Markets — 4.6%
5,366	Goldman Sachs Group, Inc.	$ 3,797,786
24,684	KKR & Co., Inc.	3,283,713
	Total Capital Markets	$7,081,499
	Communications Equipment — 2.0%
7,854(a)	Arista Networks, Inc.	$ 803,543
33,620	Cisco Systems, Inc.	2,332,555
	Total Communications Equipment	$3,136,098
	Construction & Engineering — 4.3%
3,871	EMCOR Group, Inc.	$ 2,070,559
12,180	Quanta Services, Inc.	4,605,015
	Total Construction & Engineering	$6,675,574
	Construction Materials — 4.4%
12,519	Martin Marietta Materials, Inc.	$ 6,872,430
	Total Construction Materials	$6,872,430
	Consumer Staples Distribution & Retail — 2.0%
29,286(a)	BJ’s Wholesale Club Holdings, Inc.	$ 3,157,909
	Total Consumer Staples Distribution & Retail	$3,157,909
	Electric Utilities — 2.0%
19,131	NRG Energy, Inc.	$ 3,072,056
	Total Electric Utilities	$3,072,056
	Electrical Equipment — 7.0%
56,503	ABB, Ltd. (A.D.R.)	$ 3,371,534
6,800	GE Vernova, Inc.	3,598,220
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — (continued)
11,912(a)	Generac Holdings, Inc.	$ 1,705,917
17,446	Vertiv Holdings Co., Class A	2,240,241
	Total Electrical Equipment	$10,915,912
	Electronic Equipment, Instruments & Components — 0.9%
25,097	Corning, Inc.	$ 1,319,851
	Total Electronic Equipment, Instruments & Components	$1,319,851
	Financial Services — 4.1%
17,756	Apollo Global Management, Inc.	$ 2,519,044
10,982	Visa, Inc., Class A	3,899,159
	Total Financial Services	$6,418,203
	Ground Transportation — 1.7%
27,581(a)	Uber Technologies, Inc.	$ 2,573,307
	Total Ground Transportation	$2,573,307
	Health Care Providers & Services — 0.9%
5,399	Labcorp Holdings, Inc.	$ 1,417,292
	Total Health Care Providers & Services	$1,417,292
	Hotels, Restaurants & Leisure — 0.8%
12,024(a)	Planet Fitness, Inc., Class A	$ 1,311,217
	Total Hotels, Restaurants & Leisure	$1,311,217
	Interactive Media & Services — 4.0%
35,380	Alphabet, Inc., Class A	$ 6,235,017
	Total Interactive Media & Services	$6,235,017
	IT Services — 4.3%
9,585	Accenture Plc, Class A	$ 2,864,861
13,180	International Business Machines Corp.	3,885,200
	Total IT Services	$6,750,061
	Metals & Mining — 6.3%
146,615	Freeport-McMoRan, Inc.	$ 6,355,760
85,207	Teck Resources, Ltd., Class B	3,440,659
	Total Metals & Mining	$9,796,419
	Oil, Gas & Consumable Fuels — 2.1%
13,663	Cheniere Energy, Inc.	$ 3,327,214
	Total Oil, Gas & Consumable Fuels	$3,327,214
	Pharmaceuticals — 1.0%
9,501	Zoetis, Inc.	$ 1,481,681
	Total Pharmaceuticals	$1,481,681
	Semiconductors & Semiconductor Equipment — 15.5%
13,229(a)	Advanced Micro Devices, Inc.	$ 1,877,195
17,684	Applied Materials, Inc.	3,237,410
15,512	Broadcom, Inc.	4,275,883
3,183	KLA Corp.	2,851,141
75,371	NVIDIA Corp.	11,907,864
	Total Semiconductors & Semiconductor Equipment	$24,149,493
	Software — 8.6%
4,967(a)	Autodesk, Inc.	$ 1,537,634
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Shares		Value
	Software — (continued)
18,532	Microsoft Corp.	$ 9,218,002
11,667	Oracle Corp.	2,550,757
	Total Software	$13,306,393
	Specialty Retail — 1.1%
4,866	Home Depot, Inc.	$ 1,784,070
	Total Specialty Retail	$1,784,070
	Technology Hardware, Storage & Peripherals — 3.7%
28,061	Apple, Inc.	$ 5,757,275
	Total Technology Hardware, Storage & Peripherals	$5,757,275
	Textiles, Apparel & Luxury Goods — 0.3%
4,441	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 466,572
	Total Textiles, Apparel & Luxury Goods	$466,572
	Total Common Stocks (Cost $94,877,053)	$154,570,222

	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
1,407,245(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 1,407,245
		$1,407,245
	TOTAL SHORT TERM INVESTMENTS (Cost $1,407,245)	$1,407,245
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $96,284,298)	$155,977,467
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(366,244)
	net assets — 100.0%	$155,611,223

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $56,637,861 and $69,566,396, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $97,519,248 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$61,117,744
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,659,525)
Net unrealized appreciation	$58,458,219
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$154,570,222	$—	$—	$154,570,222
Open-End Fund	1,407,245	—	—	1,407,245
Total Investments in Securities	$155,977,467	$—	$—	$155,977,467
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $96,284,298)	$155,977,467
Cash	5,894
Receivables —
Investment securities sold	283,647
Portfolio shares sold	56,091
Dividends	57,816
Due from the Adviser	12,333
Other assets	853
Total assets	$156,394,101
LIABILITIES:
Payables —
Investment securities purchased	$334,501
Portfolio shares repurchased	306,711
Trustees’ fees	97
Professional fees	34,642
Management fees	81,499
Administrative expenses	6,786
Distribution fees	3,602
Accrued expenses	15,040
Total liabilities	$782,878
NET ASSETS:
Paid-in capital	$90,581,362
Distributable earnings	65,029,861
Net assets	$155,611,223
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $122,577,591/6,985,398 shares)	$17.55
Class II* (based on $33,033,632/1,856,686 shares)	$17.79

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $24,570)	$952,464
Total Investment Income		$952,464
EXPENSES:
Management fees	$469,563
Administrative expenses	32,074
Distribution fees
Class II*	39,309
Custodian fees	777
Professional fees	31,081
Printing expense	9,240
Officers’ and Trustees’ fees	3,852
Insurance expense	1,290
Miscellaneous	803
Total expenses		$587,989
Less fees waived and expenses reimbursed by the Adviser		(12,868)
Net expenses		$575,121
Net investment income		$377,343
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$6,485,993
Other assets and liabilities denominated in foreign currencies	688	$6,486,681
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$6,779,850
Other assets and liabilities denominated in foreign currencies	(9)	$6,779,841
Net realized and unrealized gain (loss) on investments		$13,266,522
Net increase in net assets resulting from operations		$13,643,865

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$377,343	$985,750
Net realized gain (loss) on investments	6,486,681	20,554,747
Change in net unrealized appreciation (depreciation) on investments	6,779,841	7,640,113
Net increase in net assets resulting from operations	$13,643,865	$29,180,610
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($2.73 and $1.03 per share, respectively)	$(16,517,780)	$(6,665,993)
Class II* ($2.71 and $0.98 per share, respectively)	(4,307,999)	(1,377,875)
Total distributions to shareholders	$(20,825,779)	$(8,043,868)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$4,668,609	$24,776,254
Reinvestment of distributions	20,825,779	8,043,867
Cost of shares repurchased	(18,285,940)	(25,885,260)
Net increase in net assets resulting from Portfolio share transactions	$7,208,448	$6,934,861
Net increase in net assets	$26,534	$28,071,603
NET ASSETS:
Beginning of period	$155,584,689	$127,513,086
End of period	$155,611,223	$155,584,689

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	83,478	$1,550,044	378,092	$6,625,634
Reinvestment of distributions	992,119	16,517,780	367,541	6,665,992
Less shares repurchased	(473,901)	(8,623,478)	(1,015,586)	(18,411,419)
Net increase (decrease)	601,696	$9,444,346	(269,953)	$(5,119,793)
Class II*
Shares sold	168,374	$3,118,565	1,000,629	$18,150,620
Reinvestment of distributions	255,294	4,307,999	75,113	1,377,875
Less shares repurchased	(533,501)	(9,662,462)	(407,738)	(7,473,841)
Net increase (decrease)	(109,833)	$(2,235,898)	668,004	$12,054,654

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$18.58	$16.01	$13.05	$19.80	$16.83	$14.95
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.05	0.13	0.12	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments	1.65	3.47	3.57	(4.02)	4.49	3.19
Net increase (decrease) from investment operations	$1.70	$3.60	$3.69	$(3.92)	$4.54	$3.30
Distributions to shareholders:
Net investment income	(0.05)	(0.13)	(0.13)	(0.10)	(0.06)	(0.11)
Net realized gain	(2.68)	(0.90)	(0.60)	(2.73)	(1.51)	(1.31)
Total distributions	$(2.73)	$(1.03)	$(0.73)	$(2.83)	$(1.57)	$(1.42)
Net increase (decrease) in net asset value	$(1.03)	$2.57	$2.96	$(6.75)	$2.97	$1.88
Net asset value, end of period	$17.55	$18.58	$16.01	$13.05	$19.80	$16.83
Total return(b)	9.97%(c)	22.65%(d)	28.93%	(19.50)%	27.98%	24.28%
Ratio of net expenses to average net assets	0.74%(e)	0.75%	0.80%	0.76%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.58%(e)	0.71%	0.85%	0.65%	0.28%	0.77%
Portfolio turnover rate	39%(c)	65%	64%	53%	87%	91%
Net assets, end of period (in thousands)	$122,578	$118,605	$106,496	$94,581	$133,162	$116,401
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.76%	0.75%	0.80%	0.76%	0.79%	0.79%
Net investment income (loss) to average net assets	0.56%	0.71%	0.85%	0.65%	0.28%	0.77%

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.59%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll*
Net asset value, beginning of period	$18.80	$16.19	$13.19	$19.97	$16.97	$15.06
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.03	0.09	0.08	0.06	0.01	0.08
Net realized and unrealized gain (loss) on investments	1.67	3.50	3.61	(4.05)	4.52	3.21
Net increase (decrease) from investment operations	$1.70	$3.59	$3.69	$(3.99)	$4.53	$3.29
Distributions to shareholders:
Net investment income	(0.03)	(0.08)	(0.09)	(0.06)	(0.02)	(0.07)
Net realized gain	(2.68)	(0.90)	(0.60)	(2.73)	(1.51)	(1.31)
Total distributions	$(2.71)	$(0.98)	$(0.69)	$(2.79)	$(1.53)	$(1.38)
Net increase (decrease) in net asset value	$(1.01)	$2.61	$3.00	$(6.78)	$3.00	$1.91
Net asset value, end of period	$17.79	$18.80	$16.19	$13.19	$19.97	$16.97
Total return(b)	9.84%(c)	22.31%(d)	28.58%	(19.68)%	27.65%	23.96%
Ratio of net expenses to average net assets	0.99%(e)	1.00%	1.05%	1.01%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	0.32%(e)	0.48%	0.59%	0.41%	0.03%	0.50%
Portfolio turnover rate	39%(c)	65%	64%	53%	87%	91%
Net assets, end of period (in thousands)	$33,034	$36,980	$21,017	$20,657	$25,816	$18,162
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.01%	1.00%	1.05%	1.01%	1.04%	1.04%
Net investment income (loss) to average net assets	0.30%	0.48%	0.59%	0.41%	0.03%	0.50%

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the period ended December 31, 2024, the Portfolio’s total return includes gains in settlement of class action lawsuits. The impact on Class II’s total return was less than 0.005%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Fund VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company.The Portfolio is the successor to Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) and,accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the“Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operations. The investment objectives of the Portfolio are reasonable income and capital growth.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and,therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
11

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited) (continued)
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency
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exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$2,423,077
Long-term capital gains	5,620,791
Total	$8,043,868
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$4,047,917
Undistributed long-term capital gains	16,485,415
Other book/tax temporary differences	1
Net unrealized appreciation	51,678,442
Total	$72,211,775
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
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The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the six months ended June 30, 2025, the effective management fee was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.75% and 1.00% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $81,499 in management fees payable to the Adviser at June 30, 2025.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,852 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $97 and a payable for administrative expenses of $6,786, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $3,602 in distribution fees payable to the Distributor at June 30, 2025.
6.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $137,674,585 and an identified cost of $99,004,267 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
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Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Fund VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Fund VCT Portfolio reorganized into Victory Pioneer Fund VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Fund VCT Portfolio	6,223,350	4,632,054	1,006,550	584,746
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Fund VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
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(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Portfolio assets in companies meeting certain criteria;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Portfolio assets in companies meeting certain criteria. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment
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strategies of the Portfolio are the same as those of the Predecessor Portfolio, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Portfolio assets in companies meeting certain criteria.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
21

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
22

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19611-SFR-0825

Victory Variable Insurance Funds II
Victory Pioneer High Yield

VCT Portfolio*
(successor to Pioneer High Yield VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer High Yield VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer High Yield VCT Portfolio
Schedule of Investments	2
Financial Statements	12
Notes to Financial Statements	17
Additional Information	29
Approval of Investment Advisory Agreement	30
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.3%
	Senior Secured Floating Rate Loan Interests — 2.5% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
154,786	First Brands Group LLC, First Lien 2021 Term Loan, 9.541% (Term SOFR + 500 bps), 3/30/27	$ 146,660
	Total Auto Parts & Equipment	$146,660
	Computer Services — 0.1%
28,325	Amentum Holdings, Inc., Initial Term Loan, 6.577% (Term SOFR + 225 bps), 9/29/31	$ 28,316
	Total Computer Services	$28,316
	Cruise Lines — 0.3%
64,512	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	$ 64,432
	Total Cruise Lines	$64,432
	Electric-Generation — 0.2%
54,588(b)	Alpha Generation LLC, Initial Term B Loan, (0), 9/30/31	$ 54,656
	Total Electric-Generation	$54,656
	Gambling (Non-Hotel) — 0.8%
235,000(b)	River Rock Entertainment Authority, California, Term Loan, 6/17/31	$ 229,125
	Total Gambling (Non-Hotel)	$229,125
	Medical-Drugs — 0.6%
130,000	1261229 B.C. Ltd., Term Loan B, 10.561% (Term SOFR + 625 bps), 10/8/30	$ 126,262
29,775	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.327% (Term SOFR + 400 bps), 4/23/31	29,789
	Total Medical-Drugs	$156,051
	Total Senior Secured Floating Rate Loan Interests (Cost $684,059)	$679,240

Shares
	Common Stock — 0.4% of Net Assets
	Passenger Airlines — 0.4%
6,730(c)	Grupo Aeromexico SAB de CV	$ 115,069
	Total Passenger Airlines	$115,069
	Total Common Stock (Cost $59,663)	$115,069

Principal Amount USD ($)
	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 5,437
	Total Entertainment	$5,437
	Total Convertible Corporate Bonds (Cost $5,000)	$5,437

	Corporate Bonds — 90.4% of Net Assets
	Advertising — 1.9%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 170,181
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Advertising — (continued)
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	$ 121,711
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	220,957
	Total Advertising	$512,849
	Aerospace & Defense — 2.2%
200,000(d)	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 201,668
200,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	202,501
60,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	60,992
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	68,966
70,000	Spirit AeroSystems, Inc., 9.75%, 11/15/30 (144A)	77,200
	Total Aerospace & Defense	$611,327
	Airlines — 1.8%
153,112(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 116,212
27,125	American Airlines Pass-Through Trust, 3.95%, 7/11/30	25,570
23,333	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	23,280
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	54,952
125,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	119,393
150,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	156,186
	Total Airlines	$495,593
	Auto Manufacturers — 1.2%
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 264,071
80,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	81,416
	Total Auto Manufacturers	$345,487
	Banks — 2.2%
200,000(f)(g)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	$ 200,859
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	15,025
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	166,330
250,000	KeyBank N.A., 4.90%, 8/8/32	241,242
	Total Banks	$623,456
	Building Materials — 2.0%
133,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 141,085
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	193,664
15,000	JH North America Holdings, Inc., 5.875%, 1/31/31 (144A)	15,131
15,000	JH North America Holdings, Inc., 6.125%, 7/31/32 (144A)	15,249
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	56,411
61,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	57,988
40,000	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	41,133
30,000	Quikrete Holdings, Inc., 6.75%, 3/1/33 (144A)	30,955
	Total Building Materials	$551,616
	Chemicals — 6.1%
100,000	Celanese US Holdings LLC, 6.75%, 4/15/33	$ 101,039
140,000	Celanese US Holdings LLC, 7.20%, 11/15/33	148,618
75,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	67,956
217,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	216,369
153,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	147,141
60,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	62,862
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	300,114
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	$ 198,703
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	189,452
302,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	260,598
	Total Chemicals	$1,692,852
	Coal — 0.8%
220,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 233,833
	Total Coal	$233,833
	Commercial Services — 5.7%
200,000	Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 7.00%, 5/21/30 (144A)	$ 204,105
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	36,564
95,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	99,218
100,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	104,622
208,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	200,821
55,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	58,448
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	82,765
135,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	138,673
30,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	31,331
40,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	41,912
169,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	164,655
76,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	76,394
69,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	69,108
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	276,777
	Total Commercial Services	$1,585,393
	Computers — 0.4%
90,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	$ 89,088
17,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	16,744
	Total Computers	$105,832
	Distribution/Wholesale — 0.7%
207,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 206,833
	Total Distribution/Wholesale	$206,833
	Diversified Financial Services — 8.2%
135,000(g)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 137,697
95,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	96,973
10,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	10,108
55,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	56,693
65,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	67,514
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	25,256
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	158,658
240,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	246,027
40,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	41,128
255,000(d)	LFS Topco LLC, 8.75%, 7/15/30 (144A)	250,843
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	131,570
56,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	57,202
152,000	OneMain Finance Corp., 3.50%, 1/15/27	148,809
90,000	OneMain Finance Corp., 9.00%, 1/15/29	94,379
170,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	176,075
195,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	205,046
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
50,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	$ 50,952
50,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	51,160
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	104,831
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	169,592
	Total Diversified Financial Services	$2,280,513
	Electric — 3.2%
180,000(g)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 175,592
30,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	30,925
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	96,413
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	58,331
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	167,134
90,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	94,721
122,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	118,902
145,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	154,112
	Total Electric	$896,130
	Entertainment — 2.2%
100,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	$ 100,291
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	103,026
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	26,160
132,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	136,252
235,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	244,500
	Total Entertainment	$610,229
	Environmental Control — 0.7%
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 192,266
	Total Environmental Control	$192,266
	Food — 0.4%
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 26,530
80,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	84,414
	Total Food	$110,944
	Gas — 0.4%
60,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	$ 64,249
45,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	48,709
	Total Gas	$112,958
	Healthcare-Products — 0.9%
90,000(g)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 90,496
155,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	161,269
	Total Healthcare-Products	$251,765
	Healthcare-Services — 3.5%
140,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	$ 144,564
315,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	293,596
255,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	253,087
268,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	276,425
	Total Healthcare-Services	$967,672
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — 0.3%
85,000	Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32 (144A)	$ 86,205
	Total Insurance	$86,205
	Internet — 0.9%
240,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 245,389
	Total Internet	$245,389
	Iron & Steel — 1.0%
113,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 106,521
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	56,337
30,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	28,934
102,000	TMS International Corp., 6.25%, 4/15/29 (144A)	96,983
	Total Iron & Steel	$288,775
	Leisure Time — 1.7%
195,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 197,036
22,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	22,028
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	143,543
90,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	94,876
	Total Leisure Time	$457,483
	Lodging — 3.0%
30,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 30,234
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	207,502
142,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	136,582
250,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	252,505
120,000	MGM Resorts International, 6.50%, 4/15/32	121,958
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,989
	Total Lodging	$839,770
	Media — 4.2%
444,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 405,829
380,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	267,400
120,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	128,913
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	180,222
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	177,922
	Total Media	$1,160,286
	Mining — 3.8%
154,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 150,158
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	321,624
152,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	150,738
306,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	320,345
100,000	Taseko Mines, Ltd., 8.25%, 5/1/30	104,688
	Total Mining	$1,047,553
	Miscellaneous Manufacturing — 1.8%
205,000(d)	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 205,363
274,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	285,381
	Total Miscellaneous Manufacturing	$490,744
	Oil & Gas — 5.6%
185,437	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 164,112
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	$ 102,391
45,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	45,686
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	48,607
169,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	161,373
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	39,114
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	177,750
163,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	160,135
140,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	145,425
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	33,588
60,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	61,701
22,619	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	22,976
80,000	Transocean, Inc., 6.80%, 3/15/38	56,245
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	46,227
50,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	44,632
252,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	250,330
	Total Oil & Gas	$1,560,292
	Oil & Gas Services — 0.8%
108,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 111,366
100,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	102,493
	Total Oil & Gas Services	$213,859
	Packaging & Containers — 2.8%
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 283,280
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	211,628
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	56,365
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	103,856
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	41,450
65,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	68,411
	Total Packaging & Containers	$764,990
	Pharmaceuticals — 4.7%
200,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 201,754
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	271,736
80,000(g)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	82,513
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	173,571
295,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	277,108
102,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	306,757
272,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$1,313,439
	Pipelines — 4.2%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 144,233
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	271,272
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	115,474
85,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	88,220
40,000(g)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	41,270
185,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	189,262
66,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	68,550
40,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	43,575
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
65,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	$ 65,000
125,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	125,000
	Total Pipelines	$1,151,856
	Real Estate — 0.6%
192,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 175,838
	Total Real Estate	$175,838
	REITS — 1.8%
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 201,864
140,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	135,314
75,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	75,761
76,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	80,564
	Total REITS	$493,503
	Retail — 4.7%
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 122,566
95,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	101,258
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	122,597
235,000	Gap, Inc., 3.875%, 10/1/31 (144A)	210,050
177,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	174,750
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	262,562
35,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	37,211
300,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	286,012
	Total Retail	$1,317,006
	Telecommunications — 2.6%
260,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 214,896
200,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	201,026
105,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	106,840
195,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	204,221
	Total Telecommunications	$726,983
	Transportation — 1.4%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 203,477
149,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	141,643
55,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	54,539
	Total Transportation	$399,659
	Total Corporate Bonds (Cost $24,936,546)	$25,121,178

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
80(c)	Option Care Health, Inc., 7/27/25	$ 944
80(c)	Option Care Health, Inc., 12/31/25	534
	Total Health Care Providers & Services	$1,478
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Trading Companies & Distributors — 0.0%†
GBP6,300(c)	Avation Plc, 1/1/59	$ 3,459
	Total Trading Companies & Distributors	$3,459
	Total Rights/Warrants (Cost $—)	$4,937

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(c)(h)+	Lorenz Re 2019, 6/30/26	$ 185
	Total Reinsurance Sidecars	$185
	Total Insurance-Linked Securities (Cost $3,608)	$185

Shares
	SHORT TERM INVESTMENTS — 6.0% of Net Assets
	Open-End Fund — 6.0%
1,684,398(i)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 1,684,398
		$1,684,398
	TOTAL SHORT TERM INVESTMENTS (Cost $1,684,398)	$1,684,398
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $27,373,274)	$27,610,444
		Net Realized Gain (Loss) for the period ended 6/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 6/30/25	Capital Gain Distributions for the period ended 6/30/25	Dividend Income for the period ended 6/30/25	Value
	Affiliated Issuer — 2.7%
	Closed-End Fund — 2.7% of Net Assets
80,577(j)	Pioneer ILS Interval Fund	$—	$26,590	$—	$—	$ 746,139
	Total Investments in Affiliated Issuer — 2.7% (Cost $810,891)					$746,139
	OTHER ASSETS AND LIABILITIES — (2.0)%					$(565,413)
	net assets — 100.0%					$27,791,170

bps	Basis Points.
CMT	Constant Maturity Treasury.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $22,620,010, or 81.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1G).
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,608	$ 185
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	194,232	EUR	170,000	State Street Bank and Trust Co.	7/24/25	$(6,356)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(6,356)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
2,910,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(105,905)	$(117,082)	$(222,987)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(105,905)	$(117,082)	$(222,987)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended June 30, 2025, aggregated $6,130,737 and $6,812,126, respectively.
At June 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $28,182,242 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$677,101
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(626,198)
Net unrealized appreciation	$50,903
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$679,240	$—	$679,240
Common Stock	—	115,069	—	115,069
Convertible Corporate Bonds	—	5,437	—	5,437
Corporate Bonds
Pharmaceuticals	—	1,313,439	—*	1,313,439
All Other Corporate Bonds	—	23,807,739	—	23,807,739
Rights/Warrants
Health Care Providers & Services	—	1,478	—	1,478
Trading Companies & Distributors	3,459	—	—	3,459
Insurance-Linked Securities
Reinsurance Sidecars	—	—	185	185
Open-End Fund	1,684,398	—	—	1,684,398
Affiliated Closed-End Fund	—	746,139	—	746,139
Total Investments in Securities	$1,687,857	$26,668,541	$185	$28,356,583
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(6,356)	$—	$(6,356)
Centrally cleared swap contracts^	—	(117,082)	—	(117,082)
Total Other Financial Instruments	$—	$(123,438)	$—	$(123,438)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
11

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $27,373,274)	$27,610,444
Investments in affiliated issuers, at value (cost $810,891)	746,139
Cash	16,820
Swaps collateral	349,587
Receivables —
Investment securities sold	18,084
Portfolio shares sold	51,742
Dividends	5,473
Interest	418,234
Due from the Adviser	11,678
Other assets	172
Total assets	$29,228,373
LIABILITIES:
Payables —
Investment securities purchased	$1,129,959
Portfolio shares repurchased	366
Trustees’ fees	54
Variation margin for centrally cleared swap contracts	15,247
Swap contracts, at value (premium received $105,905)	222,987
Unrealized depreciation on forward foreign currency exchange contracts	6,356
Management fees	13,054
Administrative expenses	1,331
Distribution fees	461
Accrued expenses	47,388
Total liabilities	$1,437,203
NET ASSETS:
Paid-in capital	$30,976,281
Distributable earnings (loss)	(3,185,111)
Net assets	$27,791,170
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $23,778,809/2,764,097 shares)	$8.60
Class II* (based on $4,012,361/473,136 shares)	$8.48

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
12
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$958,464
Dividends from unaffiliated issuers	27,988
Total Investment Income		$986,452
EXPENSES:
Management fees	$90,441
Administrative expenses	11,824
Distribution fees
Class II*	5,789
Custodian fees	188
Professional fees	35,717
Printing expense	7,446
Officers’ and Trustees’ fees	3,583
Insurance expense	257
Miscellaneous	170
Total expenses		$155,415
Less fees waived and expenses reimbursed by the Adviser		(24,400)
Net expenses		$131,015
Net investment income		$855,437
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(98,615)
Forward foreign currency exchange contracts	(8,552)
Swap contracts	9,723
Other assets and liabilities denominated in foreign currencies	(69)	$(97,513)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$435,368
Investments in affiliated issuers	26,590
Forward foreign currency exchange contracts	(14,134)
Swap contracts	(123,513)
Other assets and liabilities denominated in foreign currencies	846	$325,157
Net realized and unrealized gain (loss) on investments		$227,644
Net increase in net assets resulting from operations		$1,083,081

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
13

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$855,437	$1,746,343
Net realized gain (loss) on investments	(97,513)	(325,427)
Change in net unrealized appreciation (depreciation) on investments	325,157	864,054
Net increase in net assets resulting from operations	$1,083,081	$2,284,970
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($0.26 and $0.49 per share, respectively)	$(716,309)	$(1,282,442)
Class II* ($0.25 and $0.46 per share, respectively)	(136,247)	(290,035)
Total distributions to shareholders	$(852,556)	$(1,572,477)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$4,955,766	$8,893,490
Reinvestment of distributions	851,608	1,572,477
Cost of shares repurchased	(7,274,522)	(10,389,352)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$(1,467,148)	$76,615
Net increase (decrease) in net assets	$(1,236,623)	$789,108
NET ASSETS:
Beginning of period	$29,027,793	$28,238,685
End of period	$27,791,170	$29,027,793

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	257,736	$2,183,624	502,402	$4,225,657
Reinvestment of distributions	84,095	716,309	152,466	1,282,442
Less shares repurchased	(347,982)	(2,951,893)	(471,523)	(3,949,416)
Net increase (decrease)	(6,151)	$(51,960)	183,345	$1,558,683
Class II*
Shares sold	330,596	$2,772,142	563,313	$4,667,833
Reinvestment of distributions	16,105	135,299	34,921	290,035
Less shares repurchased	(517,731)	(4,322,629)	(781,402)	(6,439,936)
Net decrease	(171,030)	$(1,415,188)	(183,168)	$(1,482,068)

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
14
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$8.52	$8.30	$7.86	$9.34	$9.29	$9.58
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.26	0.54	0.51	0.45	0.43	0.46
Net realized and unrealized gain (loss) on investments	0.08	0.17	0.38	(1.50)	0.10	(0.27)
Net increase (decrease) from investment operations	$0.34	$0.71	$0.89	$(1.05)	$0.53	$0.19
Distributions to shareholders:
Net investment income	(0.26)	(0.49)	(0.45)	(0.42)	(0.48)	(0.48)
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$(0.26)	$(0.49)	$(0.45)	$(0.43)	$(0.48)	$(0.48)
Net increase (decrease) in net asset value	$0.08	$0.22	$0.44	$(1.48)	$0.05	$(0.29)
Net asset value, end of period	$8.60	$8.52	$8.30	$7.86	$9.34	$9.29
Total return(b)	4.06%(c)	8.71%	11.63%(d)	(11.43)%	5.82%	2.37%
Ratio of net expenses to average net assets	0.90%(e)	0.90%	0.90%	0.90%	0.90%	1.02%
Ratio of net investment income (loss) to average net assets	6.20%(e)	6.39%	6.38%	5.37%	4.60%	5.15%
Portfolio turnover rate	23%(c)	53%	40%	31%	99%	90%
Net assets, end of period (in thousands)	$23,779	$23,615	$21,472	$21,048	$28,234	$34,218
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.08%(e)	1.05%	1.30%	1.13%	1.12%	1.10%
Net investment income (loss) to average net assets	6.02%(e)	6.24%	5.98%	5.14%	4.38%	5.07%

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than 0.005%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
15

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll*
Net asset value, beginning of period	$8.40	$8.18	$7.75	$9.21	$9.16	$9.47
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.25	0.51	0.49	0.42	0.40	0.42
Net realized and unrealized gain (loss) on investments	0.08	0.17	0.36	(1.48)	0.10	(0.28)
Net increase (decrease) from investment operations	$0.33	$0.68	$0.85	$(1.06)	$0.50	$0.14
Distributions to shareholders:
Net investment income	(0.25)	(0.46)	(0.42)	(0.39)	(0.45)	(0.45)
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$(0.25)	$(0.46)	$(0.42)	$(0.40)	$(0.45)	$(0.45)
Net increase (decrease) in net asset value	$0.08	$0.22	$0.43	$(1.46)	$0.05	$(0.31)
Net asset value, end of period	$8.48	$8.40	$8.18	$7.75	$9.21	$9.16
Total return(b)	3.94%(c)	8.48%	11.29%(d)	(11.66)%	5.56%	1.87%
Ratio of net expenses to average net assets	1.15%(e)	1.15%	1.15%	1.15%	1.15%	1.26%
Ratio of net investment income (loss) to average net assets	5.89%(e)	6.14%	6.18%	5.06%	4.29%	4.81%
Portfolio turnover rate	23%(c)	53%	40%	31%	99%	90%
Net assets, end of period (in thousands)	$4,012	$5,412	$6,767	$6,384	$15,161	$8,125
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.33%(e)	1.30%	1.55%	1.38%	1.37%	1.33%
Net investment income (loss) to average net assets	5.71%(e)	5.99%	5.78%	4.83%	4.07%	4.74%

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
16
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I shares and Class II shares in exchange for the Portfolio’s Class I shares and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operation. The investment objective of the Portfolio is to maximize total return through a combination of income and capital appreciation.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser. See Note 10. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
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Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$1,572,477
Total	$1,572,477
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$149,582
Capital loss carryforward	(3,277,288)
Net unrealized depreciation	(287,930)
Total	$(3,415,636)
The difference between book basis and tax basis unrealized depreciation is attributable to book-tax amortization differences and the mark to market of swaps and forwards.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of
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public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its total assets in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s holdings with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
If an issuer or guarantor of a security held by the Portfolio, or a counterparty to a financial contract with the Portfolio, defaults on its obligation to pay principal and/or interest, has its credit rating downgraded, is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Portfolio at June 30, 2025 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance.
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Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Portfolio’s investment adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Portfolio’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at June 30, 2025 is listed in the Schedule of Investments.
I.	Forward Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio’s financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the six months ended June 30, 2025, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended June 30, 2025 was $186,987 for sells. Open forward foreign currency exchange contracts outstanding at June 30, 2025 are listed in the Schedule of Investments.
J.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended June 30, 2025 were $1,220,000 and $246,667, respectively. Open credit default swap contracts at June 30, 2025 are listed in the Schedule of Investments.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the six months ended June 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the six months ended June 30, 2025, the Adviser waived $6,276 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.90% and 1.15% of the Portfolio’s Class I and Class II shares, respectively. These
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expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.90% and 1.15% of the average daily net assets attributable to Class I shares and Class II shares respectively. These expense limitations were in effect prior to April 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended June 30, 2025, are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $13,054 in management fees payable to the Adviser at June 30, 2025.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,583 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $54 and a payable for administrative expenses of $1,331, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $461 in distribution fees payable to Victory Capital Services, Inc., the distributor at June 30, 2025.
6.  Master Netting Agreements
The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross liabilities of the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank & Trust Co.	$6,356	$—	$—	$—	$6,356
Total	$6,356	$—	$—	$—	$6,356

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount payable to the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$6,356	$—	$—
Centrally cleared swap contracts†	—	117,082	—	—	—
Total Value	$—	$117,082	$6,356	$—	$—

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$(8,552)	$—	$—
Swap contracts	—	9,723	—	—	—
Total Value	$—	$9,723	$(8,552)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(14,134)	$—	$—
Swap contracts	—	(123,513)	—	—	—
Total Value	$—	$(123,513)	$(14,134)	$—	$—
8.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of June 30, 2025, the Portfolio had no unfunded loan commitments outstanding.
9.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At June 30, 2025, the value of the Portfolio’s investment in afﬁliated issuers was $746,139, which represents 2.7% of the Portfolio’s net assets.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
Transactions in afﬁliated issuers by the Portfolio for the six months ended June 30, 2025 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2024	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at June 30, 2025	Value at June 30, 2025
Pioneer ILS Interval Fund	$719,549	$—	$26,590	$—	$—	$—	80,577	$746,139
Annual and semi-annual shareholder reports for the underlying Pioneer ILS Interval Fund are available on the fund’s web page(s) at vcm.com.
10.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $28,427,935 and an identified cost of $27,515,238 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer High Yield VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer High Yield VCT Portfolio reorganized into Victory Pioneer High Yield VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer High Yield VCT Portfolio	2,353,376	2,248,605	11,085	93,686
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.
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Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
34

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19622-SFR-0825

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income

VCT Portfolio*
(successor to Pioneer Strategic Income VCT Portfolio)*
Semi-Annual: Full Financials
June 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Strategic Income VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Strategic Income VCT Portfolio
Schedule of Investments	2
Financial Statements	18
Notes to Financial Statements	23
Additional Information	38
Approval of Investment Advisory Agreement	39
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.5%
	Senior Secured Floating Rate Loan Interests — 1.3% of Net Assets*(a)
	Cruise Lines — 0.1%
19,850	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	$ 19,825
	Total Cruise Lines	$19,825
	Gambling (Non-Hotel) — 0.2%
65,000(b)	River Rock Entertainment Authority, California, Term Loan, 6/17/31	$ 63,375
	Total Gambling (Non-Hotel)	$63,375
	Medical-Drugs — 0.2%
40,000	1261229 B.C. Ltd., Term Loan B, 10.561% (Term SOFR + 625 bps), 10/8/30	$ 38,850
9,925	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.327% (Term SOFR + 400 bps), 4/23/31	9,930
	Total Medical-Drugs	$48,780
	Medical-Wholesale Drug Distribution — 0.1%
29,808	Owens & Minor, Inc., Term B-1 Loan, 8.177% (Term SOFR + 375 bps), 3/29/29	$ 29,827
	Total Medical-Wholesale Drug Distribution	$29,827
	Recreational Centers — 0.0%†
15,366	Fitness International LLC, Term B Loan, 9.577% (Term SOFR + 525 bps), 2/12/29	$ 15,442
	Total Recreational Centers	$15,442
	Rental Auto & Equipment — 0.7%
203,200	Hertz Corp., Initial Term B Loan, 8.041% (Term SOFR + 350 bps), 6/30/28	$ 169,672
39,531	Hertz Corp., Initial Term C Loan, 8.041% (Term SOFR + 350 bps), 6/30/28	33,008
	Total Rental Auto & Equipment	$202,680
	Total Senior Secured Floating Rate Loan Interests (Cost $400,035)	$379,929

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(c)	Desarrolladora Homex SAB de CV	$ 1
	Total Household Durables	$1
	Paper & Forest Products — 0.0%
1,032(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(c)	Grupo Aeromexico SAB de CV	$ 26,143
	Total Passenger Airlines	$26,143
	Total Common Stocks (Cost $19,081)	$26,144

Principal Amount USD ($)
	Asset Backed Securities — 3.8% of Net Assets
6,795	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	$ 6,800
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	104,753
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	$ 101,006
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	84,759
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	71,982
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	103,342
83,333	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	84,185
60,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	59,744
13,109(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,490
50,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	51,120
133,942(e)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	135,196
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,169
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	87,535
69,717(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	70,596
44,643	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	44,312
	Total Asset Backed Securities (Cost $1,125,209)	$1,119,989

	Collateralized Mortgage Obligations—7.9% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 66,848
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	72,680
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.07% (SOFR30A + 376 bps), 2/25/40 (144A)	20,778
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.07% (SOFR30A + 376 bps), 2/25/40 (144A)	51,928
70,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.805% (SOFR30A + 450 bps), 1/25/42 (144A)	73,047
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.256% (SOFR30A + 195 bps), 3/25/44 (144A)	50,405
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.255% (SOFR30A + 395 bps), 9/26/33 (144A)	153,832
62,305(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.612% (SOFR30A + 592 bps), 7/15/42	7,515
35,887(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.132% (SOFR30A + 644 bps), 8/15/42	5,292
34,723(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	6,914
45,076(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	9,395
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.955% (SOFR30A + 565 bps), 12/25/50 (144A)	57,027
30,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.42% (SOFR30A + 1,011 bps), 7/25/50 (144A)	39,582
80,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.705% (SOFR30A + 740 bps), 11/25/50 (144A)	96,088
45,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.055% (SOFR30A + 375 bps), 12/25/41 (144A)	46,315
13,727(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.13% (SOFR30A + 644 bps), 8/25/41	1,252
14,142(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.78% (SOFR30A + 609 bps), 6/25/48	1,799
15,886(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.63% (SOFR30A + 594 bps), 7/25/49	1,873
14,485(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.63% (SOFR30A + 594 bps), 8/25/49	1,898
14,967(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.63% (SOFR30A + 594 bps), 8/25/49	2,045
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,034	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	$ 9,106
123,660(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.629% (1 Month Term SOFR + 331 bps), 9/20/49	1,612
180,295(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	30,187
180,472(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	29,718
88,630(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	14,997
99,871(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.559% (1 Month Term SOFR + 324 bps), 1/20/50	1,432
90,391(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	90,784
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	70,752
88,466(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.232%, 7/25/51 (144A)	76,210
90,121(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	71,504
89,790(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.972%, 10/25/51 (144A)	72,950
92,589(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.096%, 8/25/52 (144A)	75,266
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	70,840
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.513%, 7/25/52 (144A)	64,905
54,170(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.105% (SOFR30A + 180 bps), 3/25/51 (144A)	53,487
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	65,803
83,695(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.67% (SOFR30A + 336 bps), 10/25/49 (144A)	84,951
88,887(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.706%, 7/25/51 (144A)	74,071
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	65,521
50,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.92% (SOFR30A + 1,061 bps), 2/25/47 (144A)	62,324
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.817%, 10/25/56 (144A)	83,716
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	101,371
83,787(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	72,952
97,484(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.705% (SOFR30A + 340 bps), 11/25/33 (144A)	98,561
87,029(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.909%, 9/25/50 (144A)	75,084
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	65,073
	Total Collateralized Mortgage Obligations (Cost $2,694,425)	$2,349,690

	Commercial Mortgage-Backed Securities—6.3% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.426% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 45,900
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.151% (SOFR30A + 285 bps), 1/20/37 (144A)	99,174
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	68,529
40,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.326% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	39,962
35,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.723% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	34,956
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.671% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	49,875
100,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.569% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	99,190
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.959%, 4/15/50	90,795
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.886%, 11/15/48	24,299
75,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.305% (SOFR30A + 400 bps), 11/25/51 (144A)	77,302
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.885%, 12/25/26 (144A)	47,347
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	48,117
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 4.03%, 12/25/27 (144A)	70,997
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.253%, 10/25/31 (144A)	22,404
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
31,052(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	$ 29,481
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.069%, 9/25/28 (144A)	45,755
100,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.703% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	99,750
92,363(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.08% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	88,977
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	11,988
49,621	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	47,539
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	84,555
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	11,865
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	94,401
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	29,160
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	49,710
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.236%, 2/25/52 (144A)	88,825
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	84,154
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	79,748
100,000(e)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	101,030
1,000,000(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.487%, 3/15/51	9,482
96,304(e)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	97,238
	Total Commercial Mortgage-Backed Securities (Cost $2,069,428)	$1,872,505

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 5,438
	Total Entertainment	$5,438
	Total Convertible Corporate Bonds (Cost $5,000)	$5,438

	Corporate Bonds — 36.3% of Net Assets
	Aerospace & Defense — 0.5%
110,000	Boeing Co., 6.858%, 5/1/54	$ 120,419
35,000	Boeing Co., 7.008%, 5/1/64	38,442
	Total Aerospace & Defense	$158,861
	Airlines — 0.8%
52,797(g)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 40,073
11,625	American Airlines Pass-Through Trust, 3.95%, 7/11/30	10,959
14,816	JetBlue Pass-Through Trust, 4.00%, 11/15/32	13,871
40,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	40,800
10,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	10,412
EUR100,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	118,340
	Total Airlines	$234,455
	Auto Manufacturers — 4.8%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 134,068
40,000	Ford Motor Co., 6.10%, 8/19/32	39,944
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	200,587
205,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	199,558
200,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	199,723
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
195,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	$ 196,034
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	128,654
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	173,606
150,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	152,176
	Total Auto Manufacturers	$1,424,350
	Auto Parts & Equipment — 0.0%†
5,000	Magna International, Inc., 5.875%, 6/1/35	$ 5,132
	Total Auto Parts & Equipment	$5,132
	Banks — 6.5%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 175,867
200,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	179,458
90,000(e)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	91,452
200,000(e)(h)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	201,200
76,000(e)(h)	Citigroup, Inc., 6.75% (5 Year CMT Index + 257 bps)	76,560
81,000(e)(h)	Citigroup, Inc., 6.95% (5 Year CMT Index + 273 bps)	82,727
65,000(e)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	67,245
41,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	42,465
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	25,042
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,544
75,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	76,981
20,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	20,575
235,000(e)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	211,046
250,000(e)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	259,872
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	198,844
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	211,548
	Total Banks	$1,926,426
	Biotechnology — 0.4%
EUR100,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 120,241
	Total Biotechnology	$120,241
	Chemicals — 0.7%
115,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 122,079
93,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	92,730
	Total Chemicals	$214,809
	Commercial Services — 0.8%
5,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 5,231
68,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	65,653
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	60,933
64,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	62,468
15,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	15,665
20,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	20,956
	Total Commercial Services	$230,906
	Distribution/Wholesale — 0.0%†
10,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 9,992
	Total Distribution/Wholesale	$9,992
	Diversified Financial Services — 3.1%
29,000(e)(h)	Ally Financial, Inc., 4.70% (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 348 bps)	$ 26,009
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
75,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 76,498
60,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	50,882
20,000(e)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	20,361
100,000(e)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	106,460
5,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	5,054
45,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	46,385
40,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	41,547
150,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	153,767
15,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	15,423
50,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	51,073
130,000	OneMain Finance Corp., 4.00%, 9/15/30	119,955
45,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	46,608
75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	78,864
25,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	25,476
30,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	30,696
32,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	31,061
	Total Diversified Financial Services	$926,119
	Electric — 0.7%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 73,149
15,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	15,080
30,000	Pampa Energia S.A., 7.875%, 12/16/34 (144A)	29,928
100,000(e)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	94,826
	Total Electric	$212,983
	Energy-Alternate Sources — 0.1%
34,986	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,521
	Total Energy-Alternate Sources	$33,521
	Entertainment — 0.9%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 177,167
90,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	93,638
	Total Entertainment	$270,805
	Food — 0.1%
25,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 26,379
	Total Food	$26,379
	Healthcare-Products — 0.5%
117,000(e)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 117,645
24,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	24,971
	Total Healthcare-Products	$142,616
	Healthcare-Services — 0.6%
12,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	$ 12,391
100,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	99,250
55,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	56,729
	Total Healthcare-Services	$168,370
	Insurance — 3.1%
105,000	CNO Financial Group, Inc., 6.45%, 6/15/34	$ 110,117
290,000(e)(h)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	292,632
100,000(e)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 345 bps), 10/15/54 (144A)	90,409
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 97,977
60,000(e)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	59,556
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	78,709
200,000(e)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	199,612
	Total Insurance	$929,012
	Iron & Steel — 0.4%
30,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 28,280
85,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	79,811
	Total Iron & Steel	$108,091
	Leisure Time — 0.4%
EUR100,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 125,549
	Total Leisure Time	$125,549
	Lodging — 0.2%
15,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 15,117
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	28,855
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	30,466
	Total Lodging	$74,438
	Media — 0.1%
35,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	$ 37,600
	Total Media	$37,600
	Miscellaneous Manufacturing — 0.2%
45,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 45,741
	Total Miscellaneous Manufacturing	$45,741
	Multi-National — 0.7%
TRY8,250,000(i)	European Bank for Reconstruction & Development, 7/11/36	$ 14,649
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	54,490
INR4,000,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	46,394
INR5,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28	64,750
KZT11,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	19,450
	Total Multi-National	$199,733
	Oil & Gas — 5.5%
150,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 154,645
155,000	APA Corp., 6.75%, 2/15/55 (144A)	146,415
290,000(e)(h)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	289,523
72,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	66,240
75,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	71,837
222,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	217,083
75,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	77,907
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	37,163
210,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	209,921
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	46,227
10,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	8,926
11,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	10,575
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
45,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	$ 43,628
160,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	158,939
55,000	Woodside Finance, Ltd., 6.00%, 5/19/35	56,141
45,000	YPF S.A., 6.95%, 7/21/27 (144A)	44,639
	Total Oil & Gas	$1,639,809
	Oil & Gas Services — 0.3%
44,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 45,371
30,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	30,748
	Total Oil & Gas Services	$76,119
	Pharmaceuticals — 0.8%
31,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ —
EUR200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	239,660
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$239,660
	Pipelines — 2.5%
40,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 40,174
30,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	30,552
50,000(e)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	51,367
50,000(e)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	51,949
58,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	64,575
15,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	15,224
9,000	ONEOK, Inc., 5.05%, 4/1/45	7,570
105,000	ONEOK, Inc., 5.45%, 6/1/47	93,179
34,000	ONEOK, Inc., 5.60%, 4/1/44	31,014
35,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	36,111
88,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	91,358
55,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	56,267
29,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	30,120
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	16,341
45,000(j)	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	45,000
80,000(j)	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	80,000
	Total Pipelines	$740,801
	Real Estate — 0.2%
50,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 45,791
	Total Real Estate	$45,791
	REITS — 0.4%
25,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 24,469
6,000	Highwoods Realty LP, 2.60%, 2/1/31	5,184
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,479
65,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	62,824
10,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	10,102
	Total REITS	$108,058
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — 0.7%
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	$ 208,996
	Total Semiconductors	$208,996
	Telecommunications — 0.2%
55,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	$ 55,964
	Total Telecommunications	$55,964
	Transportation — 0.1%
20,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	$ 19,832
	Total Transportation	$19,832
	Total Corporate Bonds (Cost $10,710,605)	$10,761,159

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(c)(k)+	Lorenz Re 2019, 6/30/26	$ 148
	Total Reinsurance Sidecars	$148
	Total Insurance-Linked Securities (Cost $2,886)	$148

Principal Amount USD ($)
	Foreign Government Bonds — 3.0% of Net Assets
	Argentina — 0.3%
5,850	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 4,896
145,500(d)	Argentine Republic Government International Bond, 4.125%, 7/9/35	97,881
	Total Argentina	$102,777
	Colombia — 0.7%
200,000	Colombia Government International Bond, 7.750%, 11/7/36	$ 195,290
	Total Colombia	$195,290
	Ivory Coast — 0.4%
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$ 111,273
	Total Ivory Coast	$111,273
	Kazakhstan — 0.6%
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.950%, 5/6/26	$ 184,550
	Total Kazakhstan	$184,550
	Romania — 0.4%
EUR60,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 69,672
EUR40,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	44,300
	Total Romania	$113,972
	Serbia — 0.3%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 89,478
	Total Serbia	$89,478
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Turkey — 0.2%
TRY2,426,800	Turkiye Government Bond, 30.000%, 9/12/29	$ 56,954
	Total Turkey	$56,954
	Uruguay — 0.1%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 47,125
	Total Uruguay	$47,125
	Total Foreign Government Bonds (Cost $939,005)	$901,419

	U.S. Government and Agency Obligations — 36.1% of Net Assets
156,822	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 129,298
233,137	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	195,024
4,822	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	4,727
1,204	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,082
20,320	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	18,806
68,993	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	62,598
44,010	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	40,138
4,171	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	3,946
6,394	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	6,482
1,627	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,653
3,265	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,363
72,672	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	73,928
94,174	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	95,838
361,222	Federal National Mortgage Association, 1.500%, 3/1/42	297,272
100,825	Federal National Mortgage Association, 2.000%, 12/1/41	86,791
155,450	Federal National Mortgage Association, 2.000%, 4/1/42	133,086
52,897	Federal National Mortgage Association, 2.000%, 11/1/51	42,740
100,000	Federal National Mortgage Association, 2.000%, 7/1/55 (TBA)	79,139
206,488	Federal National Mortgage Association, 2.500%, 5/1/51	174,490
59,237	Federal National Mortgage Association, 2.500%, 5/1/51	50,166
140,468	Federal National Mortgage Association, 2.500%, 11/1/51	118,775
153,429	Federal National Mortgage Association, 2.500%, 1/1/52	128,796
74,236	Federal National Mortgage Association, 2.500%, 2/1/52	62,597
7,877	Federal National Mortgage Association, 3.000%, 10/1/30	7,691
637	Federal National Mortgage Association, 3.000%, 10/1/46	567
349	Federal National Mortgage Association, 3.000%, 1/1/47	311
107,511	Federal National Mortgage Association, 3.000%, 1/1/52	94,680
146,233	Federal National Mortgage Association, 3.000%, 3/1/52	129,103
300,000	Federal National Mortgage Association, 3.000%, 7/1/55 (TBA)	259,542
69,782	Federal National Mortgage Association, 3.500%, 3/1/52	63,372
78,506	Federal National Mortgage Association, 3.500%, 4/1/52	71,174
24,975	Federal National Mortgage Association, 3.500%, 4/1/52	22,774
67,026	Federal National Mortgage Association, 3.500%, 5/1/52	60,816
100,000	Federal National Mortgage Association, 3.500%, 7/1/55 (TBA)	90,020
21,289	Federal National Mortgage Association, 4.000%, 10/1/40	20,573
2,938	Federal National Mortgage Association, 4.000%, 12/1/40	2,840
15,334	Federal National Mortgage Association, 4.000%, 11/1/43	14,688
33,283	Federal National Mortgage Association, 4.000%, 7/1/51	31,259
8,577	Federal National Mortgage Association, 4.000%, 9/1/51	8,055
100,000	Federal National Mortgage Association, 4.000%, 7/1/55 (TBA)	92,973
The accompanying notes are an integral part of these financial statements.
11

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
26,776	Federal National Mortgage Association, 4.500%, 9/1/43	$ 26,715
25,424	Federal National Mortgage Association, 4.500%, 1/1/44	25,359
5,060	Federal National Mortgage Association, 5.000%, 4/1/30	5,117
7,537	Federal National Mortgage Association, 5.000%, 1/1/39	7,614
100,000	Federal National Mortgage Association, 5.000%, 7/15/40 (TBA)	100,718
1,651	Federal National Mortgage Association, 5.000%, 12/1/44	1,672
100,000	Federal National Mortgage Association, 5.000%, 7/1/55 (TBA)	97,990
100,000	Federal National Mortgage Association, 5.500%, 7/1/40 (TBA)	101,812
74,041	Federal National Mortgage Association, 5.500%, 4/1/50	75,290
73,052	Federal National Mortgage Association, 5.500%, 4/1/53	73,590
31,877	Federal National Mortgage Association, 5.500%, 9/1/53	31,908
43	Federal National Mortgage Association, 6.000%, 3/1/32	44
79,069	Federal National Mortgage Association, 6.000%, 5/1/53	81,787
58,893	Federal National Mortgage Association, 6.000%, 7/1/53	60,109
82,610	Federal National Mortgage Association, 6.000%, 9/1/53	84,067
98,090	Federal National Mortgage Association, 6.000%, 3/1/54	100,041
500,000	Federal National Mortgage Association, 6.000%, 7/1/55 (TBA)	508,061
39,408	Federal National Mortgage Association, 6.500%, 8/1/53	41,081
73,363	Federal National Mortgage Association, 6.500%, 9/1/53	76,571
30,971	Federal National Mortgage Association, 6.500%, 8/1/54	32,072
30,658	Federal National Mortgage Association, 6.500%, 9/1/54	31,684
28,401	Federal National Mortgage Association, 6.500%, 9/1/54	29,462
700,000	Federal National Mortgage Association, 6.500%, 7/1/55 (TBA)	722,734
200,000	Government National Mortgage Association, 2.000%, 7/15/55 (TBA)	162,840
200,000	Government National Mortgage Association, 2.500%, 7/15/55 (TBA)	169,888
100,000	Government National Mortgage Association, 3.000%, 7/15/55 (TBA)	88,436
100,000	Government National Mortgage Association, 5.000%, 7/15/55 (TBA)	98,215
100,000	Government National Mortgage Association, 5.500%, 7/15/55 (TBA)	100,131
100,000	Government National Mortgage Association, 6.000%, 7/15/55 (TBA)	101,461
100,000	Government National Mortgage Association, 6.500%, 7/15/55 (TBA)	102,653
2,737	Government National Mortgage Association I, 3.500%, 10/15/42	2,551
26,551	Government National Mortgage Association I, 4.000%, 4/15/42	25,304
41,537	Government National Mortgage Association I, 4.000%, 8/15/43	40,045
3,076	Government National Mortgage Association I, 4.000%, 3/15/44	2,931
6,065	Government National Mortgage Association I, 4.000%, 9/15/44	5,777
5,953	Government National Mortgage Association I, 4.000%, 4/15/45	5,671
10,060	Government National Mortgage Association I, 4.000%, 6/15/45	9,579
1,092	Government National Mortgage Association I, 4.500%, 9/15/33	1,083
2,088	Government National Mortgage Association I, 4.500%, 4/15/35	2,067
6,829	Government National Mortgage Association I, 4.500%, 1/15/40	6,665
29,431	Government National Mortgage Association I, 4.500%, 3/15/40	28,733
4,765	Government National Mortgage Association I, 4.500%, 9/15/40	4,683
6,102	Government National Mortgage Association I, 4.500%, 7/15/41	5,951
1,410	Government National Mortgage Association I, 5.000%, 4/15/35	1,415
1,159	Government National Mortgage Association I, 5.500%, 1/15/34	1,194
1,925	Government National Mortgage Association I, 5.500%, 4/15/34	1,987
518	Government National Mortgage Association I, 5.500%, 7/15/34	528
3,107	Government National Mortgage Association I, 5.500%, 6/15/35	3,198
203	Government National Mortgage Association I, 6.000%, 2/15/33	209
12
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
337	Government National Mortgage Association I, 6.000%, 3/15/33	$ 352
289	Government National Mortgage Association I, 6.000%, 3/15/33	289
419	Government National Mortgage Association I, 6.000%, 6/15/33	441
342	Government National Mortgage Association I, 6.000%, 7/15/33	358
230	Government National Mortgage Association I, 6.000%, 7/15/33	231
278	Government National Mortgage Association I, 6.000%, 9/15/33	281
388	Government National Mortgage Association I, 6.000%, 10/15/33	406
540	Government National Mortgage Association I, 6.500%, 1/15/30	547
72	Government National Mortgage Association I, 6.500%, 2/15/32	75
59	Government National Mortgage Association I, 6.500%, 3/15/32	60
156	Government National Mortgage Association I, 6.500%, 11/15/32	161
3,160	Government National Mortgage Association II, 3.500%, 4/20/45	2,902
5,860	Government National Mortgage Association II, 3.500%, 4/20/45	5,360
6,231	Government National Mortgage Association II, 3.500%, 3/20/46	5,745
791,354	Government National Mortgage Association II, 3.500%, 12/20/54	720,767
10,096	Government National Mortgage Association II, 4.000%, 9/20/44	9,596
13,089	Government National Mortgage Association II, 4.000%, 10/20/46	12,390
11,742	Government National Mortgage Association II, 4.000%, 1/20/47	11,083
7,844	Government National Mortgage Association II, 4.000%, 2/20/48	7,335
10,573	Government National Mortgage Association II, 4.000%, 4/20/48	9,888
3,514	Government National Mortgage Association II, 4.500%, 9/20/41	3,487
9,881	Government National Mortgage Association II, 4.500%, 9/20/44	9,601
4,085	Government National Mortgage Association II, 4.500%, 10/20/44	3,995
8,252	Government National Mortgage Association II, 4.500%, 11/20/44	8,069
912	Government National Mortgage Association II, 5.500%, 3/20/34	933
1,515	Government National Mortgage Association II, 6.000%, 11/20/33	1,564
1,500,000(i)	U.S. Treasury Bills, 7/17/25	1,497,240
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	198,028
215,700	U.S. Treasury Bonds, 4.375%, 8/15/43	205,597
600,000	U.S. Treasury Notes, 4.000%, 2/28/30	605,836
1,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	1,019,726
260,000	U.S. Treasury Notes, 4.625%, 2/15/35	268,247
	Total U.S. Government and Agency Obligations (Cost $10,808,673)	$10,680,456

	SHORT TERM INVESTMENTS — 7.7% of Net Assets
	Foreign Treasury Obligations — 0.3%
EGP3,875,000(i)(l)	Egypt Treasury Bills, 28.200%, 9/16/25	$ 73,542
		$73,542
Shares
	Open-End Fund — 7.4%
2,200,185(m)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 2,200,185
		$2,200,185
	TOTAL SHORT TERM INVESTMENTS (Cost $2,273,000)	$2,273,727
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.5% (Cost $31,047,347)	$30,370,604
The accompanying notes are an integral part of these financial statements.
13

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 6/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 6/30/25	Capital Gain Distributions for the period ended 6/30/25	Dividend Income for the period ended 6/30/25	Value
	Affiliated Issuer — 4.1%
	Closed-End Fund — 4.1% of Net Assets
130,385(n)	Pioneer ILS Interval Fund	$—	$43,027	$—	$—	$ 1,207,368
	Total Investments in Affiliated Issuer — 4.1% (Cost $1,281,387)					$1,207,368
Principal Amount USD ($)
	TBA Sales Commitments — (2.5)% of Net Assets
	U.S. Government and Agency Obligations — (2.5)%
(700,000)	Government National Mortgage Association, 3.500%, 7/15/55 (TBA)	$ (636,323)
(100,000)	Government National Mortgage Association, 4.000%, 7/15/55 (TBA)	(92,962)
	TOTAL TBA SALES COMMITMENTS (Proceeds $716,875)	$(729,285)

	OTHER ASSETS AND LIABILITIES — (4.1)%	$(1,221,435)
	net assets — 100.0%	$29,627,252

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $11,860,848, or 40.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2025.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Issued as preference shares.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
(n)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
14
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1G).
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 2,886	$ 148
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	574,350	USD	368,147	Citibank NA	7/24/25	$10,040
CLP	150,000,000	USD	160,578	Citibank NA	9/25/25	396
EUR	364,000	USD	415,702	Citibank NA	7/24/25	13,791
EUR	125,000	USD	140,664	Citibank NA	8/28/25	7,158
IDR	1,794,500,000	USD	109,022	Citibank NA	9/25/25	1,754
NGN	227,050,000	USD	142,642	Citibank NA	9/25/25	386
TRY	3,355,000	USD	70,381	Citibank NA	1/9/26	1,109
USD	70,985	CAD	100,000	Citibank NA	7/10/25	(2,487)
USD	115,437	KZT	61,700,000	Citibank NA	7/25/25	(2,466)
USD	120,075	EUR	106,000	Citibank NA	8/28/25	(5,279)
USD	109,729	IDR	1,794,500,000	Citibank NA	9/25/25	(1,047)
USD	167,704	INR	14,530,000	Citibank NA	9/25/25	(1,144)
ZAR	2,750,000	USD	143,413	Citibank NA	7/7/25	11,834
TRY	4,600,000	USD	96,985	Goldman Sachs & Co.	1/9/26	1,034
TRY	630,000	USD	13,263	JPMorgan Chase Bank NA	1/9/26	161
BRL	1,120,000	USD	192,837	State Street Bank and Trust Co.	8/1/25	11,665
USD	199,898	EUR	171,000	State Street Bank and Trust Co.	9/25/25	(2,687)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$44,218
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
6	U.S. 2 Year Note (CBT)	9/30/25	$1,246,306	$1,248,141	$1,835
53	U.S. 5 Year Note (CBT)	9/30/25	5,722,573	5,777,000	54,427
19	U.S. 10 Year Note (CBT)	9/19/25	2,095,838	2,130,375	34,537
11	U.S. 10 Year Ultra Bond (CBT)	9/19/25	1,235,060	1,256,922	21,862
3	U.S. Ultra Bond (CBT)	9/19/25	351,383	357,375	5,992
			$10,651,160	$10,769,813	$118,653
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
6	Euro-Bund	9/8/25	$(926,633)	$(919,861)	$6,772
TOTAL FUTURES CONTRACTS			$9,724,527	$9,849,952	$125,425
CBT	Chicago Board of Trade.
The accompanying notes are an integral part of these financial statements.
15

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 6/30/25 (unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
110,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(5,285)	$(3,145)	$(8,430)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(5,285)	$(3,145)	$(8,430)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
75,000	American Airlines Group Inc., 6.50%, due 7/1/25	Receive	5.00%	6/20/30	$(6,221)	$4,344	$(1,877)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(6,221)	$4,344	$(1,877)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstan Tenge
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the six months ended June 30, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$1,972,711	$97,688
Other Long-Term Securities	$5,805,302	$11,177,188
At June 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $33,103,115 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$632,845
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,716,431)
Net unrealized depreciation	$(2,083,586)
16
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$379,929	$—	$379,929
Common Stocks
Household Durables	1	—	—	1
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	26,143	—	26,143
Asset Backed Securities	—	1,119,989	—	1,119,989
Collateralized Mortgage Obligations	—	2,349,690	—	2,349,690
Commercial Mortgage-Backed Securities	—	1,872,505	—	1,872,505
Convertible Corporate Bonds	—	5,438	—	5,438
Corporate Bonds
Pharmaceuticals	—	239,660	—*	239,660
All Other Corporate Bonds	—	10,521,499	—	10,521,499
Insurance-Linked Securities
Reinsurance Sidecars	—	—	148	148
Foreign Government Bonds	—	901,419	—	901,419
U.S. Government and Agency Obligations	—	10,680,456	—	10,680,456
Foreign Treasury Obligations	—	73,542	—	73,542
Open-End Fund	2,200,185	—	—	2,200,185
Affiliated Closed-End Fund	—	1,207,368	—	1,207,368
Total Investments in Securities	$2,200,186	$29,377,638	$148	$31,577,972
Liabilities
TBA Sales Commitments	$—	$(729,285)	$—	$(729,285)
Total Liabilities	$—	$(729,285)	$—	$(729,285)
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$44,218	$—	$44,218
Net unrealized appreciation on futures contracts	125,425	—	—	125,425
Centrally cleared swap contracts^	—	1,199	—	1,199
Total Other Financial Instruments	$125,425	$45,417	$—	$170,842
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
17

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 6/30/25 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $31,047,347)	$30,370,604
Investments in affiliated issuers, at value (cost $1,281,387)	1,207,368
Cash	185,359
Foreign currencies, at value (cost $236,021)	223,875
Futures collateral	415,701
Swaps collateral	69,226
Variation margin for futures contracts	21,105
Variation margin for centrally cleared swap contracts	93
Unrealized appreciation on forward foreign currency exchange contracts	59,328
Receivables —
Investment securities sold	851,819
Portfolio shares sold	2,607
Dividends	5,092
Interest	261,766
Due from the Adviser	17,246
Other assets	172
Total assets	$33,691,361
LIABILITIES:
Due to broker for futures	$21,105
Payables —
Investment securities purchased	3,043,087
Portfolio shares repurchased	118,643
Trustees’ fees	38
Interest expense	1,583
TBA sales commitments, at value	729,285
Swap contracts, at value (net premiums received $11,506)	10,307
Unrealized depreciation on forward foreign currency exchange contracts	15,110
Reserve for repatriation taxes	53,379
Management fees	12,513
Administrative expenses	1,413
Distribution fees	2,964
Accrued expenses	54,682
Total liabilities	$4,064,109
NET ASSETS:
Paid-in capital	$33,417,677
Distributable earnings (loss)	(3,790,425)
Net assets	$29,627,252
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $3,896,490/425,238 shares)	$9.16
Class II* (based on $25,730,762/2,813,180 shares)	$9.15

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
18
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $12,183)	$764,987
Dividends from unaffiliated issuers	28,057
Total Investment Income		$793,044
EXPENSES:
Management fees	$93,869
Administrative expenses	14,888
Distribution fees
Class II*	31,239
Custodian fees	724
Professional fees	35,604
Printing expense	7,440
Officers’ and Trustees’ fees	3,647
Insurance expense	295
Miscellaneous	294
Total expenses		$188,000
Less fees waived and expenses reimbursed by the Adviser		(48,450)
Net expenses		$139,550
Net investment income		$653,494
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(248,501)
TBA sales commitments	41,453
Forward foreign currency exchange contracts	(20,906)
Futures contracts	111,431
Swap contracts	17,795
Written options	28,988
Other assets and liabilities denominated in foreign currencies	16,796	$(52,944)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $52,318)	$786,883
Investments in affiliated issuers	43,027
TBA sales commitments	(40,547)
Forward foreign currency exchange contracts	59,495
Futures contracts	170,232
Swap contracts	17,247
Written options	(28,988)
Other assets and liabilities denominated in foreign currencies	35,433	$1,042,782
Net realized and unrealized gain (loss) on investments		$989,838
Net increase in net assets resulting from operations		$1,643,332

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
19

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$653,494	$1,552,359
Net realized gain (loss) on investments	(52,944)	(562,554)
Change in net unrealized appreciation (depreciation) on investments	1,042,782	166,141
Net increase in net assets resulting from operations	$1,643,332	$1,155,946
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($0.21 and $0.38 per share, respectively)	$(91,948)	$(181,410)
Class II* ($0.20 and $0.36 per share, respectively)	(559,406)	(1,074,242)
Total distributions to shareholders	$(651,354)	$(1,255,652)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$3,751,331	$6,635,013
Reinvestment of distributions	651,354	1,255,652
Cost of shares repurchased	(5,748,641)	(8,421,982)
Net decrease in net assets resulting from Portfolio share transactions	$(1,345,956)	$(531,317)
Net decrease in net assets	$(353,978)	$(631,023)
NET ASSETS:
Beginning of period	$29,981,230	$30,612,253
End of period	$29,627,252	$29,981,230

	Six Months Ended 6/30/25 Shares (unaudited)	Six Months Ended 6/30/25 Amount (unaudited)	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	596	$5,333	46,435	$416,007
Reinvestment of distributions	10,183	91,948	20,557	181,410
Less shares repurchased	(36,568)	(5,418,693)	(98,482)	(882,473)
Net decrease	(25,789)	$(5,321,412)	(31,490)	$(285,056)
Class II*
Shares sold	416,561	$3,745,998	696,584	$6,219,006
Reinvestment of distributions	62,051	559,406	121,852	1,074,242
Less shares repurchased	(607,303)	(329,948)	(852,570)	(7,539,509)
Net increase (decrease)	(128,691)	$3,975,456	(34,134)	$(246,261)

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
20
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class l*
Net asset value, beginning of period	$8.85	$8.87	$8.50	$10.44	$10.69	$10.32
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.21	0.46	0.42	0.33	0.28	0.34
Net realized and unrealized gain (loss) on investments	0.31	(0.10)	0.28	(1.63)	(0.08)	0.42
Net increase (decrease) from investment operations	$0.52	$0.36	$0.70	$(1.30)	$0.20	$0.76
Distributions to shareholders:
Net investment income	(0.21)	(0.38)	(0.33)	(0.12)	(0.35)	(0.36)
Net realized gain	—	—	—	(0.35)	(0.10)	(0.03)
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.21)	$(0.38)	$(0.33)	$(0.64)	$(0.45)	$(0.39)
Net increase (decrease) in net asset value	$0.31	$(0.02)	$0.37	$(1.94)	$(0.25)	$0.37
Net asset value, end of period	$9.16	$8.85	$8.87	$8.50	$10.44	$10.69
Total return(b)	5.93%(c)	4.13%	8.46%(d)	(12.60)%	1.89%	7.63%
Ratio of net expenses to average net assets	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	4.74%(e)	5.22%	4.94%	3.58%	2.66%	3.38%
Portfolio turnover rate	30%(c)	57%	53%	71%	65%	62%
Net assets, end of period (in thousands)	$3,896	$3,992	$4,278	$4,326	$5,913	$6,552
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.09%(e)	1.08%	1.25%	1.07%	1.21%	1.31%
Net investment income (loss) to average net assets	4.40%(e)	4.89%	4.44%	3.26%	2.20%	2.82%

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. If the Portfolio had not been reimbursed by the Adviser, the total return would have been 8.34%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
21

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights (continued)
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Class ll*
Net asset value, beginning of period	$8.83	$8.85	$8.49	$10.43	$10.67	$10.30
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.20	0.44	0.40	0.31	0.25	0.32
Net realized and unrealized gain (loss) on investments	0.32	(0.10)	0.27	(1.63)	(0.07)	0.41
Net increase (decrease) from investment operations	$0.52	$0.34	$0.67	$(1.32)	$0.18	$0.73
Distributions to shareholders:
Net investment income	(0.20)	(0.36)	(0.31)	(0.10)	(0.32)	(0.33)
Net realized gain	—	—	—	(0.35)	(0.10)	(0.03)
Tax return of capital	—	—	—	(0.17)	—	—
Total distributions	$(0.20)	$(0.36)	$(0.31)	$(0.62)	$(0.42)	$(0.36)
Net increase (decrease) in net asset value	$0.32	$(0.02)	$0.36	$(1.94)	$(0.24)	$0.37
Net asset value, end of period	$9.15	$8.83	$8.85	$8.49	$10.43	$10.67
Total return(b)	5.93%(c)	3.87%	8.07%(d)	(12.83)%	1.73%	7.37%
Ratio of net expenses to average net assets	1.00%(e)	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets	4.49%(e)	4.99%	4.68%	3.32%	2.40%	3.11%
Portfolio turnover rate	30%(c)	57%	53%	71%	65%	62%
Net assets, end of period (in thousands)	$25,731	$25,989	$26,335	$28,151	$38,767	$38,258
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.34%(e)	1.33%	1.50%	1.32%	1.46%	1.55%
Net investment income (loss) to average net assets	4.15%(e)	4.66%	4.18%	3.00%	1.94%	2.55%

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
(e)	Annualized.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
22
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 6/30/25 (unaudited)
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I shares and Class II shares in exchange for the Portfolio’s Class I shares and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Portfolio’s operation. The investment objective of the Portfolio is to produce a high level of current income.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser. See Note 10. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Portfolio’s investment adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio.  The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the
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Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In addition to meeting the requirements of the Internal Revenue Code, the Portfolio may be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2024, the Portfolio paid no such taxes.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$1,255,652
Total	$1,255,652
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$61,141
Capital loss carryforward	(3,273,872)
Net unrealized depreciation	(1,569,672)
Total	$(4,782,403)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to book-tax amortization differences, perpetual bond adjustments, and the mark to market of forwards, futures, and swaps.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of
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public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets, including developing markets, may subject the Portfolio to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in below-investment-grade (high-yield) debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. The Portfolio may invest in investment grade securities of U.S. and non-U.S. issuers. The Portfolio may invest in below-investment-grade (high-yield) debt securities of U.S. and non-U.S. issuers. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s holdings with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
certain types of securities (sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Portfolio, or a counterparty to a financial contract with the Portfolio, defaults on its obligation to pay principal and/or interest, has its credit rating downgraded, is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Portfolio may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (with or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Portfolio’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Portfolio’s performance.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at
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the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Portfolio at June 30, 2025 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Portfolio’s investment adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Portfolio’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at June 30, 2025 is listed in the Schedule of Investments.
I.	TBA Purchases and Sales Commitments
The Portfolio may enter into to-be-announced (TBA) purchases or sales commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
transactions, the particular securities to be received or delivered by the Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Portfolio may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Portfolio has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers are made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Portfolio’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2025, no collateral was pledged by the Portfolio.
J.	Purchased Options
The Portfolio may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Portfolio to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Portfolio is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Portfolio’s Statement of Operations. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
There were no open purchased options contracts at June 30, 2025.
K.	Option Writing
The Portfolio may write put and covered call options to seek to increase total return. When an option is written, the Portfolio receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
There were no open written options contracts at June 30, 2025.
L.	Forward Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio’s financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
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During the six months ended June 30, 2025, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended June 30, 2025 was $1,708,352 and $1,172,156 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at June 30, 2025 are listed in the Schedule of Investments.
M.	Futures Contracts
The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended June 30, 2025 were $10,671,163 and $877,412, respectively. Open futures contracts outstanding at June 30, 2025 are listed in the Schedule of Investments.
N.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended June 30, 2025 were $1,117,571 and $25,000, respectively. Open credit default swap contracts at June 30, 2025 are listed in the Schedule of Investments.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets. For the six months ended June 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the six months ended June 30, 2025, the Adviser waived $10,155 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as a fee waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.75% and 1.00% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees.
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Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.75% and 1.00%, of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations were in effect prior to April 1, 2025. Fees waived and expenses reimbursed during the six months ended June 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $12,513 in management fees payable to the Adviser at June 30, 2025.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended June 30, 2025, the Portfolio and the Predecessor Portfolio paid $3,647 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $38 and a payable for administrative expenses of $1,413, which includes the payable for Officers’ compensation.
4.  Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $2,964 in distribution fees payable to Victory Capital Services, Inc., the distributor at June 30, 2025.
6.  Master Netting Agreements
The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold,
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank NA	$46,468	$(12,423)	$—	$—	$34,045
Goldman Sachs & Co.	1,034	—	—	—	1,034
JPMorgan Chase Bank NA	161	—	—	—	161
State Street Bank & Trust Co.	11,665	(2,687)	—	—	8,978
Total	$59,328	$(15,110)	$—	$—	$44,218
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank NA	$12,423	$(12,423)	$—	$—	$—
Goldman Sachs & Co.	—	—	—	—	—
JPMorgan Chase Bank NA	—	—	—	—	—
State Street Bank & Trust Co.	2,687	(2,687)	—	—	—
Total	$15,110	$(15,110)	$—	$—	$—

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
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Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$59,328	$—	$—
Net unrealized appreciation on futures contracts^	125,425	—	—	—	—
Centrally cleared swap contracts†	—	4,344	—	—	—
Total Value	$125,425	$4,344	$59,328	$—	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$15,110	$—	$—
Centrally cleared swap contracts†	—	3,145	—	—	—
Total Value	$—	$3,145	$15,110	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
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Notes to Financial Statements 6/30/25 (unaudited) (continued)
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$111,431	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(20,906)	—	—
Options purchased*	—	—	(59,336)	—	—
Options written	—	—	28,988	—	—
Swap contracts	—	17,795	—	—	—
Total Value	$111,431	$17,795	$(51,254)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$170,232	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	59,495	—	—
Options purchased**	—	—	59,336	—	—
Options written	—	—	(28,988)	—	—
Swap contracts	—	17,247	—	—	—
Total Value	$170,232	$17,247	$89,843	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1J). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1J). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
8.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of June 30, 2025, the Portfolio had no unfunded loan commitments outstanding.
9.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At June 30, 2025, the value of the Portfolio’s investment in afﬁliated issuers was $1,207,368, which represents 4.1% of the Portfolio’s net assets.
Transactions in afﬁliated issuers by the Portfolio for the six months ended June 30, 2025 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2024	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at June 30, 2025	Value at June 30, 2025
Pioneer ILS Interval Fund	$1,164,341	$—	$43,027	$—	$—	$—	130,385	$1,207,368
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Annual and semi-annual shareholder reports for the underlying Pioneer ILS Interval Fund are available on the fund’s web page(s) at vcm.com.
10.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $31,462,073 and an identified cost of $29,069,566 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
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Additional Information
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Strategic Income VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Strategic Income VCT Portfolio reorganized into Victory Pioneer Strategic Income VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Strategic Income VCT Portfolio	2,513,381	2,300,037	171,336	42,008
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).
The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and
(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Portfolio
The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
(continued)
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
43

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
19636-SFR-0825

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Bond VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).

The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s

Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Portfolio is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Portfolio was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and

(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization. Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the

Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Portfolio is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Portfolio was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio, except that the Portfolio is required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, which include all fixed income investments other than preferred stock (e.g., debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and debt securities (including convertible debt) of corporate or other issuers), while the Predecessor Portfolio was required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).

The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory

Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount; (x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and

(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization. Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).

The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s

Board of Trustees throughout the prior year.

Among other things, the Trustees considered :

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory

Capital and its investment franchises; continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount; (x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and (xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization. Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio. The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Fund VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).

The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s

Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount; (x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Portfolio assets in companies meeting certain criteria;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and (xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization. Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent

Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Portfolio assets in companies meeting certain criteria. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio, except that the Victory Capital is not required to adhere to Amundi US’s explicit restrictions from investing Portfolio assets in companies meeting certain criteria.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).

The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and

(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization. Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio: (i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings. At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio. The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services. The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”).

The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and

(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio:

(i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio. The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.

The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services. The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) pursuant to an investment advisory agreement between Victory Capital and the Portfolio (the “Investment Advisory Agreement”). The Portfolio is newly-organized and was established in connection with the reorganization of Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) into the Portfolio (the “Reorganization”). The Predecessor Portfolio and the Portfolio entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Portfolio at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Portfolio, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Portfolio.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. It was noted that the Board of Trustees of the Predecessor Portfolio had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Portfolio and separate meetings of the independent trustees of the Predecessor Portfolios. In addition, the independent trustees of the Predecessor Portfolio met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Portfolio and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Portfolio and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Portfolio were present. The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Portfolio’s investment advisory agreement with Amundi US (the “Predecessor Portfolio Investment Advisory Agreement”) at an in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Portfolio’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Portfolio were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Portfolio using the same investment approach under which the Predecessor Portfolio was managed, and the Trustees considered the historical investment performance record of the Predecessor Portfolio under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Portfolio to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Portfolio and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Portfolio would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Portfolio’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Portfolio; and

(xiii) the potential benefits to the shareholders of the Portfolio, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Portfolio:

(i) memoranda provided by fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Portfolio Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Portfolio, as well as the level of investment by the Portfolio’s portfolio managers in the Portfolio. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Portfolio throughout the year regarding the Predecessor Portfolio’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Portfolio provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Portfolio is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Portfolio are the same as those of the Predecessor Portfolio. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Portfolio would be managed using the same investment approach under which the Predecessor Portfolio was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Portfolio and that were expected to be provided by Victory Capital to the Portfolio following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Portfolio. The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.

The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Portfolio. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Portfolio’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Portfolio, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Portfolio and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Portfolio’s service providers and provided the Predecessor Portfolio with personnel (including Portfolio officers) and other resources that were necessary for the Predecessor Portfolio’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Portfolio under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Portfolio’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Portfolio’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Portfolio for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Portfolio would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Portfolio

The Portfolio is newly-organized and does not have a performance history. The Trustees considered that the Portfolio succeeded to the performance history of the Predecessor Portfolio in the Reorganization. In considering the Predecessor Portfolio’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Portfolio’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Portfolio’s benchmark index. They also discussed the Predecessor Portfolio’s performance with the Predecessor Portfolio’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Portfolio were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Portfolio’s portfolio managers were expected to continue to act as portfolio managers of the Portfolio following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Portfolio are the same as those of the Predecessor Portfolio.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Portfolio under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Portfolio. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Portfolio so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Portfolio after application of expense limitation arrangements in effect for the Predecessor Portfolio, if any, or (ii) the total net annual operating expenses of the Predecessor Portfolio as of the end of the Predecessor Portfolio’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Portfolio Investment Advisory Agreement at the in-person meeting of the Predecessor Portfolio’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Portfolio to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Portfolio, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Portfolio. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Portfolio. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Portfolio was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Portfolio. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Portfolio. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Portfolio.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Portfolio. The Trustees considered the character and amount of fees to be paid by the Portfolio, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Portfolio business. To the extent applicable, the Trustees also considered the potential benefits to the Portfolio and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Portfolio to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Portfolio are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Portfolio were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Variable Insurance Funds II

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry
Thomas Dusenberry, President and Principal Executive Officer

Date September 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino
Carol D. Trevino, Treasurer Principal Financial Officer

Date September 5, 2025

*	Print the name and title of each signing officer under his or her signature.